AUL American Series Fund, Inc.
                                Annual Report
                                June 30, 2000

This report and the financial statements contained herein are submitted for the general information of the Participants. The report is not be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc., AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

Directors and Officers of AUL American Series Fund, Inc.
R. Stephen Radcliffe, Chairman of the Board and President
James P. Shanahan, Director
Dr. Ronald D. Anderson, Director
    Professor, Kelley School of Business
    Indiana University, Indianapolis, Indiana
Dr. Leslie Lenkowsky, Director
    Professor, Indiana University,
    Center of Philanthropy, Indianapolis, Indiana
James W. Murphy, Director
Richard A. Wacker, Secretary
Constance E. Lund, Treasurer

A Message From The Chairman of the Board and President

Recent evidence suggests the growth rate of the U.S. economy is finally moderating as consumer spending and residential real estate activity slowed during the second quarter. Although second quarter GDP rose at a 5.2% annualized rate, many economists believe economic growth during the second half of this year will slow to a more moderate 3.5% to 4.0% rate, well within the Federal Reserve's estimate of the non-inflationary growth potential for our economy. Federal Reserve intervention is a primary factor contributing to this slowdown. Fearing that inflationary pressures were mounting, Fed officials raised the Federal Funds rate by 175 basis points during the past twelve months. The goal was to orchestrate a "soft landing" by slowing growth just enough to cut off inflationary pressures while keeping unemployment stable.

During the first half of 2000, the equity market resembled a roller coaster ride as investors rotated repeatedly between "New Economy" stocks (primarily technology and growth companies) and "Old Economy" stocks (economically sensitive, value companies). The NASDAQ Composite, an index that is heavily weighted in technology companies, experienced extremely volatile returns during the first half of the year. Investors poured a great deal of money into technology stocks, pushing this index up 24% from the beginning of the year to its peak on March 10. The NASDAQ subsequently experienced a dramatic sell-off during April and May and although a recovery occurred in late May, this index still reported negative investment returns for the first six months of the year.

The S&P 500 and the Dow Jones Industrial Average, two other commonly quoted equity benchmarks, also experienced negative returns during the first half of the year.

Treasuries were the best performing sector of the bond market, outpacing corporate bonds and mortgage-backed securities by a wide margin. The huge federal government surplus has drastically reduced the supply of Treasuries. Government buy backs of existing long Treasury issues helped boost thirty-year Treasury returns to 9.8% in the first half of the year, well ahead of the 4.0% return for the Lehman Aggregate Bond Index as well as the returns of major stock indices.

The late 1990s handsomely rewarded equity investors. Based on this experience, many investors now consider 20% annual returns to be "normal." Since major equity indices were still in negative territory for the first half of the year, the equity market may have trouble repeating this "normal" performance in the current year.

Signs of a slowing economy have raised the hopes of many bond investors that the Federal Reserve Bank has won the battle against inflation, eliminating the need for further short-term interest rate increases. The question remains, however, whether inflation has truly been suppressed given the low 4% unemployment rate in the U.S., higher energy prices, and mounting global economic strength.

Investment performance for the AUL American Series Fund, Inc for the first half of 2000 was:
Equity Portfolio         -3.7%      Tactical Asset Allocation Portfolio  -0.5%
Money Market Portfolio    2.8%      Aggressive Investor Portfolio        -1.1%
Bond Portfolio            3.6%      Moderate Investor Portfolio          -0.4%
Managed Portfolio        -0.3%      Conservative Investor Portfolio       0.8%

The performance numbers for the AUL American Series Fund, Inc. are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges that may be incurred when investing in a variable annuity or variable life contract.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.

R. Stephen Radcliffe
Chairman of the Board of Directors and President

Indianapolis, Indiana
July 31, 2000



                        AUL American Series Fund, Inc.
                          STATEMENTS OF NET ASSETS
                               June 30, 2000
                                (unaudited)


                                                                  Portfolio


                                      Equity     Money Market        Bond         Managed   Tactical Asset

Assets:
 Investments at value            $  75,922,104  $ 117,239,253  $  46,933,350 $  60,774,707 $   4,025,973
   (cost: $79,731,268, $117,239,253,
   $48,305,293, $62,750,023,
   and $4,058,136, respectively)
  Capital stock sold                    11,618      1,059,979              0             0           885
  Receivable for investments sold            0              0              0             0             0
  Dividends and interest receivable    131,851        497,436        525,888       352,672        25,972
  Other assets                              52          1,097          2,810            53           573
  Deferred organization costs                0              0              0             0           142

      Total assets                  76,065,625    118,797,765     47,462,048    61,127,432     4,053,545



Liabilities:
  Capital stock reacquired                    0              0         12,719       150,368             0
  Distribution payable                        0         19,004              0             0             0
  Payable for investments purchased     351,259      1,100,000              0             0             0
  Accrued investment advisory fees       32,888         40,224         19,950        26,198         2,904
  Accrued expenses                       51,239         26,612         13,721        25,194         1,886
  Organization costs payable                  0              0              0             0         1,610

      Total liabilities                 435,385      1,185,840         46,390       201,759         6,400



Net assets                        $  75,630,240  $ 117,611,925  $  47,415,658 $  60,925,674 $   4,047,145



Shares outstanding                    4,892,720    117,611,925      4,551,528     4,767,976       344,425



Net asset value per share         $        15.46 $        1.00  $       10.42 $       12.78 $       11.75

The accompanying notes are an integral part of the financial statements.
                                        2



                         AUL American Series Fund, Inc.
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 2000
                                  (unaudited)

                                                LifeStyle Portfolios

                                   Conservative    Moderate       Aggressive
                                     Investor      Investor        Investor


Assets:
  Investments at value            $   7,728,284  $   8,021,517  $   8,158,553
   (cost: $7,851,968,
   $8,049,860, and
   $8,015,784, respectively)
  Capital stock sold                      2,510          6,677          6,440
  Receivable for investments sold       125,791        203,044        283,934
  Dividends and interest receivable      50,214         37,533         21,718
  Other assets                            4,844          4,917          4,922
  Deferred organization costs             4,299          4,299          4,299

      Total assets                    7,915,942      8,277,987      8,479,866



Liabilities:
  Capital stock reacquired                    0              0              0
  Distribution payable                        0              0              0
  Payable for investments purchased      11,250        205,148        291,318
  Accrued investment advisory fees        4,646          4,753          4,799
  Accrued expenses                       17,773         18,314         17,161
  Organization costs payable              5,924          5,924          5,924

      Total liabilities                  39,593        234,139        319,202



Net assets                        $   7,876,349  $   8,043,848  $   8,160,664



Shares outstanding                      770,012        770,139        759,179



Net asset value per share         $        10.23 $       10.45  $       10.75

The accompanying notes are an integral part of the financial statements.



                         AUL American Series Fund, Inc.
                            STATEMENT OF OPERATIONS
                     For the six months ended June 30, 2000
                                  (unaudited)

                                                  Portfolio


                                      Equity     Money Market        Bond         Managed   Tactical Asset


Investment Income:
  Income:
   Dividends (net of foreign      $     909,867  $           0  $           0   $  420,875  $      47,979
     taxes withheld of $0, $0,
     $0, $1,908, and $76,
     respectively)
   Interest                              85,206      3,489,653      1,668,788       951,604        49,724

                                        995,073      3,489,653      1,668,788     1,372,479        97,703


Expenses:
   Investment advisory fee              195,557        231,756        117,422       156,284        18,511
   Custodian and service agent fee       39,124         51,598         24,489        31,917         2,783
   Professional fees                      3,160          5,735          2,370         2,714           152
   Amortization of deferred
     organization costs                       0              0              0             0           803
   Director fees                          2,111          3,188          1,277         1,712           305
   Printing                                   0          1,251          1,312           666           418
   Other                                    437            399            238           346             0

   Total expenses before
     reduction                          240,389        293,927        147,108       193,639        22,972
   Expense reduction                          0              0              0             0          (166)

                                        240,389        293,927        147,108       193,639        23,138


      Net investment income             754,684      3,195,726      1,521,680     1,178,840        74,565


Gain (loss) on investments and Foreign currency:
   Net realized gain (loss)
     on investments                   1,376,211              0       (502,523)      456,018       114,107
   Net realized loss on
     foreign currency transactions            0              0              0             0             0
   Net change in unrealized
     appreciation on investments     (5,707,199)             0        644,129    (2,086,129)     (200,103)
   Translation of assets and
     liabilities in foreign currencies        0              0             0             0             0

      Net gain (loss)                (4,330,988)             0        141,606    (1,630,111)      (85,996)


Net increase (decrease) in
  net assets from operations      $  (3,576,304) $   3,195,726  $   1,663,286 $    (451,271)    $ (11,431)

The accompanying notes are an integral part of the financial statement.
                                        4



                         AUL American Series Fund, Inc.
                      STATEMENTS OF OPERATIONS (continued)
                     For the six months ended June 30, 2000
                                   unaudited)

                                                             LifeStyle Portfolios

                                                 Conservative      Moderate     Aggressive
                                                   Investor        Investor      Investor


Investment Income:
  Income:
   Dividends (net of foreign                     $      22,650  $      40,412 $      49,495
     taxes withheld of $402, $855,
     and $882,
     respectively)
   Interest                                            157,135        106,990        61,166

                                                       179,785        147,402       110,661


Expenses:
   Investment advisory fee                              25,115         26,999        27,158
   Custodian and service agent fee                      27,662         27,619        28,832
   Professional fees                                       426            514           493
   Amortization of deferred
     organization costs                                    779            779           779
   Director fees                                           311            359           347
   Printing                                              1,787          1,883         1,898
   Other                                                     0              0             0

   Total expenses before
     reduction                                          56,080         58,153        59,507
   Expense reduction                                    20,203         19,598        20,709

                                                        35,877         38,555        38,798


      Net investment income                            143,908        108,847        71,863


Gain (loss) on investments and
  Foreign currency:
   Net realized gain (loss)
     on investments                                     89,295        113,163       121,098
   Net realized loss on
     foreign currency transactions                           0              0             0
   Net change in unrealized
     appreciation on investments                      (142,841)      (246,150)     (269,756)
   Translation of assets and
     liabilities in foreign currencies                       0             0             0

      Net gain (loss)                                  (53,546)      (132,987)     (148,658)


Net increase (decrease) in
  net assets from operations                     $      90,362  $     (24,140)      (76,795)

The accompanying notes are an integral part of the financial statement.
                                        5



                         AUL American Series Fund, Inc.
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                        Portfolio

                                                       Equity                       Money Market

                                          Six months ended                Six months ended
                                            June 30, 2000    Year ended     June 30, 2000     Year ended
                                             (unaudited)    Dec. 31, 1999    (unaudited)     Dec. 31, 1999


Increase in net assets from operations:
  Net investment income                    $      754,684  $    1,450,454  $    3,195,726  $   4,592,703
  Net realized gain (loss)                      1,376,211      16,133,015               0              0
  Net change in unrealized
   appreciation                                (5,707,199)    (18,190,485)              0              0

   Net increase (decrease) in net assets
     from Operations                           (3,576,304)       (607,016)      3,195,726      4,592,703


Dividends and distributions:
  From net investment income                            0      (1,450,241)     (3,195,726)    (4,592,703)
  From net realized gain                                0     (16,545,094)              0              0

   Decrease                                             0     (17,995,335)     (3,195,726)    (4,592,703)


Shareholder Transactions:
  Proceeds from shares sold                       775,320      14,631,379      80,872,324    158,840,614
  Reinvested distributions                              0      16,749,821       2,674,169      4,602,804
  Cost of shares redeemed                     (10,187,911)    (19,645,267)    (92,466,384)  (118,966,855)

   Increase (decrease)                         (9,412,591)     11,735,933      (8,919,891)    44,476,563


Net increase (decrease)                       (12,988,895)     (6,866,418)     (8,919,891)    44,476,563
Net Assets at beginning of year                88,619,135      95,485,553     126,531,816     82,055,253

Net Assets at end of year                  $   75,630,240  $   88,619,135  $  117,611,925  $ 126,531,816



Shares sold                                        49,584         703,472      80,872,324    158,840,614
Reinvested distributions                                0       1,052,984       2,674,169      4,602,804
Shares redeemed                                  (675,518)       (947,933)    (92,466,384)  (118,966,855)


Net Increase (decrease)                          (625,934)        808,523      (8,919,891)    44,476,563
Shares outstanding at beginning of year         5,518,654       4,710,131     126,531,816     82,055,253

Shares outstanding at end of year               4,892,720       5,518,654     117,611,925    126,531,816


The accompanying notes are an integral part of the financial statements.
                                        6




                                AUL American Series Fund, Inc.
                        STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                   Portfolio

                                                       Bond                           Managed

                                          Six months ended                Six months ended
                                            June 30, 2000    Year ended     June 30, 2000     Year ended
                                             (unaudited)    Dec. 31, 1999    (unaudited)     Dec. 31, 1999


Increase in net assets from operations:
  Net investment income                    $    1,521,680  $    2,904,802  $    1,178,840  $   2,389,654
  Net realized gain (loss)                       (502,523)       (526,053)        456,018      7,330,258
  Net change in unrealized
   appreciation                                   644,129      (2,959,889)     (2,086,129)   (10,171,248)

   Net increase (decrease) in net assets
     from Operations                            1,663,286        (581,140)       (451,271)      (451,336)


Dividends and distributions:
  From net investment income                     (142,883)     (2,916,994)              0     (2,419,622)
  From net realized gain                                0               0               0     (7,660,616)

   Decrease                                      (142,883)     (2,916,994)              0    (10,080,238)


Shareholder Transactions:
  Proceeds from shares sold                     3,217,623      20,853,214         813,723      8,648,452
  Reinvested distributions                              0       2,916,994               0     10,080,238
  Cost of shares redeemed                      (7,150,346)    (20,533,807)     (8,253,178)   (12,492,676)

   Increase (decrease)                         (3,932,723)      3,236,401      (7,439,455)     6,236,014


Net increase (decrease)                        (2,412,320)       (261,733)     (7,890,726)    (4,295,560)
Net Assets at beginning of year                49,827,978      50,089,711      68,816,400     73,111,960

Net Assets at end of year                  $   47,415,658  $   49,827,978  $   60,925,674  $  68,816,400



Shares sold                                       314,576       1,934,109          63,397        564,421
Reinvested distributions                                0         288,783               0        790,359
Shares redeemed                                  (703,847)     (1,907,042)       (665,838)      (817,303)


Net Increase (decrease)                          (389,271)        315,850        (602,441)       537,477
Shares outstanding at beginning of year         4,940,799       4,624,949       5,370,417      4,832,940

Shares outstanding at end of year               4,551,528       4,940,799       4,767,976      5,370,417

The accompanying notes are an integral part of the financial statements.
                                        7




                                AUL American Series Fund, Inc.
                        STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                   Portfolio

                                                   Tactical Asset               Conservative Investor

                                          Six months ended                Six months ended
                                            June 30, 2000    Year ended     June 30, 2000     Year ended
                                             (unaudited)    Dec. 31, 1999    (unaudited)     Dec. 31, 1999


Increase in net assets from operations:
  Net investment income                    $       74,565  $      172,080  $      143,908  $     210,141
  Net realized gain (loss)                        114,107        (119,972)         89,295        302,423
  Net change in unrealized
   appreciation                                  (200,103)       (209,826)       (142,841)      (141,649)

   Net increase (decrease) in net assets
     from Operations                              (11,431)       (157,718)         90,362        370,915


Dividends and distributions:
  From net investment income                     (121,911)       (171,580)              0       (210,871)
  From net realized gain                                0               0               0       (260,746)

   Decrease                                      (121,911)       (171,580)              0       (471,617)


Shareholder Transactions:
  Proceeds from shares sold                       137,713         484,093       1,516,352        813,634
  Reinvested distributions                              0         130,420               0         98,034
  Cost of shares redeemed                      (1,111,933)     (1,599,397)       (237,006)      (585,566)

   Increase (decrease)                           (974,220)       (984,884)      1,279,346        326,102


Net increase (decrease)                        (1,107,562)     (1,314,182)      1,369,708        225,400
Net Assets at beginning of year                 5,154,707       6,468,889       6,506,641      6,281,241

Net Assets at end of year                  $    4,047,145  $    5,154,707  $    7,876,349  $   6,506,641



Shares sold                                        11,481          37,148         152,557         78,005
Reinvested distributions                                0          10,783               0          9,679
Shares redeemed                                   (92,213)       (122,986)        (23,835)       (56,352)


Net Increase (decrease)                           (80,732)        (75,055)        128,722         31,332
Shares outstanding at beginning of year           425,157         500,212         641,290        609,958

Shares outstanding at end of year                 344,425         425,157         770,012        641,290

The accompanying notes are an integral part of the financial statements.
                                        8




                                        AUL American Series Fund, Inc.
                                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                   Portfolio

                                                  Moderate Investor              Aggressive Investor

                                          Six months ended                Six months ended
                                            June 30, 2000    Year ended     June 30, 2000     Year ended
                                             (unaudited)    Dec. 31, 1999    (unaudited)     Dec. 31, 1999


Increase in net assets from operations:
  Net investment income                    $      108,847  $      172,144  $       71,863  $     108,119
  Net realized gain (loss)                        113,163         437,891         121,098        611,523
  Net change in unrealized
   appreciation                                  (246,150)         (2,225)       (269,756)       115,559

   Net increase (decrease) in net assets
     from Operations                              (24,140)        607,810         (76,795)       835,201


Dividends and distributions:
  From net investment income                            0        (172,903)              0       (108,804)
  From net realized gain                                0        (322,282)              0       (395,749)

  Decrease                                              0        (495,185)              0       (504,553)


Shareholder Transactions:
  Proceeds from shares sold                       438,607       1,188,164         636,865      1,333,348
  Reinvested distributions                              0         155,723               0        150,301
  Cost of shares redeemed                        (182,588)       (448,230)       (301,012)      (593,446)

   Increase (decrease)                            256,019         895,657         335,853        890,203


Net increase (decrease)                           231,879       1,008,282         259,058      1,220,851
Net Assets at beginning of year                 7,811,969       6,803,687       7,901,606      6,680,755

Net Assets at end of year                  $    8,043,848  $    7,811,969  $    8,160,664  $   7,901,606



Shares sold                                        43,026         113,195          60,578        124,928
Reinvested distributions                                0          14,896               0         13,888
Shares redeemed                                   (17,649)        (42,721)        (28,346)       (56,149)


Net Increase (decrease)                            25,377          85,370          32,232         82,667
Shares outstanding at beginning of year           744,762         659,392         726,947        644,280

Shares outstanding at end of year                 770,139         744,762         759,179        726,947

The accompanying notes are an integral part of the financial statements.
                                        9

                                                AUL American Series Fund, Inc.
                                                   SCHEDULE OF INVESTMENTS
                                                        EQUITY PORTFOLIO
                                                         June 30, 2000
                                                           (unaudited)

                                           Market
         Description           Shares       Value

Common Stock (95.1%)
  Aerospace (6.5%)
   Boeing Co.                    39,300 $  1,643,231
   Precision Castparts Corp.     72,500    3,280,625

                                           4,923,856

  Automotive & Auto Parts (9.9%)
   Bandag, Inc.                  67,300    1,632,025
   Carlisle Companies, Inc.      57,800    2,601,000
   Ford Motor Co.                42,900    1,844,700
   TBC Corp.*                   301,800    1,395,825
   Visteon Corp.                  5,617       68,106

                                           7,541,656

  Banks & Financial (9.8%)
   Associates First Capital Corp.57,024    1,272,348
   Bank One Corp.                47,063    1,250,111
   Citigroup, Inc.               19,500    1,174,875
   Ohio Casualty Corp.          134,600    1,430,125
   Washington Mutual, Inc.       79,085    2,283,579

                                           7,411,038

  Broadcasting & Publishing (3.7%)
   Chris-Craft Industries, Inc.* 30,743    2,030,989
   Meredith Corp.                22,600      762,750

                                           2,793,739

  Building (3.4%)
   Fleetwood Enterprises, Inc.  102,300    1,457,775
   Toll Brothers, Inc.           56,400    1,156,200

                                           2,613,975

  Computer Hardware & Software (3.5%)
   Autodesk, Inc.                62,400    2,164,500
   International Business
      Machines Corp.              4,700      514,944

                                           2,679,444

  Diversified Manufacturing (3.3%)
   Crane Co.                     50,300    1,222,919
   Trinity Industries            68,400    1,265,400

                                           2,488,319

  Furniture & Apparel (17.1%)
   Hillenbrand Industries, Inc.  52,500    1,643,906
   Kellwood Co.                 101,900    2,152,638
   Kimball International         82,800    1,221,300
   La-Z-Boy, Inc.               151,200    2,116,800
   Liz Claiborne, Inc.           71,500    2,520,375
   Reebok International*        206,700    3,294,281

                                          12,949,300

  Health Care (2.6%)
   Acuson Corp.*                 84,200 $  1,136,700
   McKeeson HBOC, Inc.           38,600      808,188

                                           1,944,888

  Machinery (3.6%)
   Baldor Electric Co.          147,880    2,754,265

                                           2,754,265

  Metals & Mining (7.1%)
   AK Steel Holding Corp.       127,000    1,016,000
   Alcoa, Inc.                   53,800    1,560,200
   Cleveland-Cliffs, Inc.        54,300    1,401,619
   Oregon Steel Mills, Inc.      58,600      113,538
   Phelps Dodge Corp.            35,600    1,323,875

                                           5,415,231

  Oil & Oil Services (9.5%)
   Royal Dutch Petroleum Co.     35,000    2,154,688
   Tidewater, Inc.               70,300    2,530,800
   Valero Energy Corp.           79,700    2,530,475

                                           7,215,963

  Paper & Forest Products (0.7%)
   Wausau-Mosinee Paper Corp.    28,400      243,175
   Willamette Industries         10,000      272,500

                                             515,675

  Retail (4.6%)
   Lands' End, Inc.*             39,850    1,329,994
   Longs Drug Stores, Inc.      100,700    2,190,225

                                           3,520,219

  Transportation (4.0%)
   Alexander & Baldwin, Inc.     81,400    1,795,888
   Norfolk Southern Corp.        83,400    1,240,575

                                           3,036,463

  Miscellaneous (5.8%)
   Brunswick Corp.               18,500      306,406
   Kelly Services, Inc.          64,300    1,486,938
   Lafarge Corp.                 14,800      310,800
   Michael Foods, Inc.           22,500      551,250
   P G & E Corporation           71,794    1,767,927

                                           4,423,321


Total common stock (cost: $76,036,514)    72,227,350

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        10



                                AUL American Series Fund, Inc.
                                    SCHEDULE OF INVESTMENTS
                                  EQUITY PORTFOLIO (continued)
                                         June 30, 2000
                                          (unaudited)

                                                                                                 Market
                                   Description                                      Shares        Value


  Money Market Mutual Funds (2.9%)
   Federated Investors Prime Obligation                                             2,226,287 $ 2,226,287


      Total money market mutual funds (cost: $2,226,287)                                        2,226,287


Cash and Cash Equivalents (2.0%)
  BONY Cash Reserve                                                                             1,468,466


      Total cash and cash equivalents (cost: $1,468,466)                                        1,468,466


Total Investments (cost: $79,731,268)                                                         $75,922,104

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.
                                        11


                        AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                            MONEY MARKET PORTFOLIO
                                 June 30, 2000
                                  (unaudited)


                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Short-term Notes (95.8%)
  U.S. Government & Agency Obligations (48.9%)
   Federal Home Loan Bank Discount Notes                    6.596%      09/07/00 $  1,500,000 $ 1,481,640
   Federal Home Loan Mortgage Corp. Discount Notes          6.402%      08/03/00    3,200,000   3,181,520
   Federal Home Loan Mortgage Corp. Discount Notes          6.103%      07/13/00    3,000,000   2,993,990
   Federal Home Loan Mortgage Corp. Discount Notes          6.129%      07/13/00    2,000,000   1,995,973
   Federal Home Loan Mortgage Corp. Discount Notes          6.051%      07/13/00    4,600,000   4,590,842
   Federal Home Loan Mortgage Corp. Discount Notes          6.126%      07/13/00    1,800,000   1,796,376
   Federal Home Loan Mortgage Corp. Discount Notes          6.123%      07/20/00    4,800,000   4,784,724
   Federal Home Loan Mortgage Corp. Discount Notes          6.640%      08/17/00    3,000,000   2,974,424
   Federal Home Loan Mortgage Corp. Discount Notes          6.609%      08/31/00    5,000,000   4,944,931
   Federal Home Loan Mortgage Corp. Discount Notes          6.609%      08/31/00    5,300,000   5,241,626
   Federal National Mortgage Association Discount Notes      6.423%      08/03/00    4,000,000   3,976,827
   Federal National Mortgage Association Discount Notes      6.041%      07/06/00    7,500,000   7,493,802
   Federal National Mortgage Association Discount Notes      6.088%      07/13/00    4,000,000   3,992,000
   Federal National Mortgage Association Discount Notes      6.098%      07/27/00    5,000,000   4,978,319
   Federal National Mortgage Association Discount Notes      6.557%      09/14/00    3,000,000   2,959,687

                                                                                               57,386,682

  Corporate Obligations (46.9%)
  Agricultural & Constructional Machinery (4.2%)
   John Deere Capital Corp.                                6.174%       07/10/00      800,000     800,000
   John Deere Capital Corp.                                6.155%       07/06/00    1,000,000   1,000,000
   John Deere Capital Corp.                                6.423%       07/31/00    1,500,000   1,500,000
   John Deere Capital Corp.                                6.671%       08/08/00    1,500,000   1,500,000

                                                                                                4,800,000

  Automotive (9.1%)
   Ford Motor Credit Corp.                                 6.165%       07/06/00    1,000,000   1,000,000
   Ford Motor Credit Corp.                                 6.712%       08/29/00    1,100,000   1,100,000
   Ford Motor Credit Corp.                                 6.659%       09/14/00    2,100,000   2,100,000
   Ford Motor Credit Corp.                                 6.701%       10/05/00    1,200,000   1,200,000
   General Motors Acceptance Corp.                         6.267%       07/19/00    2,400,000   2,400,000
   General Motors Acceptance Corp.                         6.514%       08/01/00    1,400,000   1,400,000
   General Motors Acceptance Corp.                         6.690%       09/11/00    1,500,000   1,500,000

                                                                                               10,700,000

  Business Finance (6.7%)
   Cit Group Holdings                                      6.194%       07/10/00    1,000,000   1,000,000
   Cit Group Holdings                                      6.246%       07/13/00    1,500,000   1,500,000
   General Electric Capital Corp.                          6.202%       07/05/00    1,500,000   1,500,000
   General Electric Capital Corp.                          6.215%       07/17/00    1,500,000   1,500,000
   General Electric Capital Corp.                          6.237%       07/24/00    2,300,000   2,300,000

                                                                                                7,800,000

  Consumer Finance (18.1%)
   American Express Credit Corp.                           6.649%       08/16/00    1,000,000   1,000,000
   American Express Credit Corp.                           6.700%       08/30/00    1,500,000   1,500,000
   American Express Credit Corp.                           6.628%       09/21/00    1,300,000   1,300,000
   American Express Credit Corp.                           6.660%       09/11/00    1,300,000   1,300,000

(continued on next page)
The accompanying notes are an integral part of the financial statements.
                                        12



                                AUL American Series Fund, Inc.
                                    SCHEDULE OF INVESTMENTS
                                MONEY MARKET PORTFOLIO (continued)
                                      June 30, 2000
                                       (unaudited)


                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

Short-term Notes (95.9%) (continued)
   Consumer Finance (18.1%) (continued)
      American General Finance                              6.659%      08/08/00 $  1,000,000 $ 1,000,000
      American General Finance                              6.607%      08/21/00    1,000,000   1,000,000
      American General Finance                              6.153%      07/18/00    1,000,000   1,000,000
      American General Finance                              6.700%      08/22/00    2,200,000   2,200,000
      Associates First Capital Corp.                        6.659%      08/07/00    1,400,000   1,400,000
      Associates First Capital Corp.                        6.660%      08/14/00    1,000,000   1,000,000
      Associates First Capital Corp.                        6.721%      08/24/00    1,200,000   1,200,000
      Associates First Capital Corp.                        6.712%      09/11/00    1,800,000   1,800,000
      Household Finance Corp.                               6.205%      07/11/00    1,000,000   1,000,000
      Household Finance Corp.                               6.185%      07/17/00    3,000,000   3,000,000
      Household Finance Corp.                               6.649%      09/13/00    1,500,000   1,500,000

                                                                                               21,200,000

   Information Technology (1.7%)
      International Business Machines Credit Corp.          6.288%      07/31/00    2,000,000   2,000,000

                                                                                                2,000,000

   Insurance (4.5%)
      Prudential Funding Corp.                              6.174%      07/12/00    1,000,000   1,000,000
      Prudential Funding Corp.                              6.640%      09/25/00    2,300,000   2,300,000
      Prudential Funding Corp.                              6.707%      08/21/00    1,000,000   1,000,000
      Prudential Funding Corp.                              6.731%      08/30/00    1,000,000   1,000,000

                                                                                                5,300,000

   Oil & Oil Services (2.6%)
      Texaco, Inc.                                          6.236%      07/26/00    1,700,000   1,700,000
      Texaco, Inc.                                          6.575%      08/25/00    1,400,000   1,400,000

                                                                                                3,100,000



      Total short-term notes (cost: $112,286,682)                                             112,286,682


                                                                                    Shares

Money Market Mutual Funds (4.2%)
  Dreyfus Masternote Account                                                        2,892,040   2,892,040
  Federated Investors Prime Obligation                                              2,060,531   2,060,531


      Total money market mutual funds (cost: $4,952,571)                                        4,952,571


Total Investments (cost: $117,239,253)                                                        $117,239,253

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.
                                        13



                                AUL American Series Fund, Inc.
                                     SCHEDULE OF INVESTMENTS
                                        BOND PORTFOLIO
                                        June 30, 2000
                                        (unaudited)



                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Long-Term Notes and Bonds (94.6%)
  U.S. Government & Agency Obligations (22.8%)
   Federal National Mortgage Association MTN                5.750%      04/15/03 $  2,300,000 $ 2,227,136
   Federal National Mortgage Association MTN                5.625%      05/14/04      350,000     333,431
   U.S. Treasury Inflation Indexed Bond                     3.375%      01/15/07    1,911,456   1,833,201
   U.S. Treasury Bonds                                      8.000%      11/15/21    1,200,000   1,450,692
   U.S. Treasury Notes                                      7.250%      05/15/16    2,875,000   3,168,796
   U.S. Treasury Notes                                      7.250%      05/15/04      600,000     618,846
   U.S. Treasury Notes                                      6.125%      08/15/07      300,000     297,984
   U.S. Treasury Notes                                      5.750%      11/30/02      800,000     788,376

                                                                                               10,718,462


  Mortgage-Backed and Asset-Backed Securities (43.2%)
   Californial Infrastructure SCE01 199700010A4             6.220%      03/25/04      400,000     395,000
   Federal National Mortgage Association CMO 19910G460G     7.500%      12/25/09      600,000     598,500
   Federal Home Loan Mortgage Corp. Gold Pool #E77962       6.500%      07/01/14    1,104,194   1,065,503
   Federal Home Loan Mortgage Corp. Gold Pool #E72468       5.500%      10/01/13      654,156     607,135
   Federal Home Loan Mortgage Corp. Gold Pool #C14364       6.500%      09/01/28      612,291     578,676
   Federal Home Loan Mortgage Corp. Gold Pool #C14872       6.500%      09/01/28      155,431     146,898
   Federal Home Loan Mortgage Corp. Gold Pool #C17374       6.000%      11/01/28      462,965     424,238
   Federal Home Loan Mortgage Corp. Gold Pool #C20300       6.500%      01/01/29    1,075,000   1,015,983
   Federal Home Loan Mortgage Corp. Gold Pool #C21571       6.000%      02/01/29      373,805     342,536
   Federal Home Loan Mortgage Corp. Gold Pool #C21896       6.000%      02/01/29      951,588     871,988
   Federal Home Loan Mortgage Corp. Gold Pool #E71048       6.000%      07/01/13       30,010      28,438
   Federal Home Loan Mortgage Corp. Gold Pool #G10817       6.000%      06/01/13      577,240     547,016
   Federal Home Loan Mortgage Corp. Gold Pool #C17991       6.000%      11/01/28      186,280     170,698
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29      707,596     648,405
   Federal Home Loan Mortgage Corp. Gold Pool #C30716       6.000%      09/01/29      991,604     935,925
   Federal Home Loan Mortgage Corp. Gold Pool #E00543       6.000%      04/01/13      195,269     185,045
   Federal Home Loan Mortgage Corp. Gold Pool #E00565       6.000%      08/01/13      426,206     403,890
   Federal Home Loan Mortgage Corp. Series 2075
     Class PE CMO                                           6.500%      04/15/21      400,000     389,872
   Federal Home Loan Mortgage Corp. Gold Pool               6.500%      07/01/29      994,578     939,976
   Federal Home Loan Mortgage Corp. Gold Pool               7.000%      01/01/30      766,645     740,924
   Federal Home Loan Mortgage Corp. Gold Pool               7.000%      12/01/29    1,228,095   1,186,892
   Federal Home Loan Mortgage Corp. Gold Pool               6.500%      06/01/29      325,157     307,305
   Federal Home Loan Mortgage Corp. Gold Pool               6.500%      07/01/29    1,982,494   1,873,655
   FNMA Pool #511483                                        8.000%      09/01/29      699,930     702,709
   FNMA Pool #522919                                        8.000%      06/01/30      170,000     170,760
   FNMA Pool #533500                                        8.000%      03/01/30      599,940     602,370
   GNMA Pool #415539                                        8.000%      07/15/27      157,931     159,818
   GNMA Pool #416402                                        7.500%      07/15/26       15,419      15,323
   GNMA Pool #424739                                        7.500%      05/15/26      318,535     316,557
   GNMA Pool #443216                                        8.000%      07/15/27      388,250     392,890
   GNMA Pool #425039                                        7.500%      05/15/26       16,532      16,429
   GNMA Pool #452827                                        7.500%      02/15/28      251,869     250,464
   GNMA Pool #519095                                        7.500%      12/15/29      972,535     965,882
   GNMA Pool #521472                                        7.500%      01/15/30      797,223     791,770
   GNMA Pool #521584                                        7.500%      11/15/29    1,491,266   1,481,066

                                                                                               20,270,537

(continued on next page)
The accompanying  notes are an integral part of the financial statements.
                                        14




                                AUL American Series Fund, Inc.
                                    SCHEDULE OF INVESTMENTS
                                BOND PORTFOLIO (continued)
                                        June 30, 2000
                                        (unaudited)


                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Long-term Notes and Bonds (94.6%) (continued)
  Corporate Obligations (28.6%)
   Aerospace & Defense (3.3%)
      Lockheed Martin Corp.                                 8.500%      12/01/29 $    850,000 $   858,313
      Raytheon Co. Notes                                    6.150%      11/01/08      800,000     713,656

                                                                                                1,571,969

   Banking (1.9%)
      Korea Development Bank Notes                          7.375%      09/17/04      500,000     487,401
      PNC Funding Corp. Notes                               6.875%      03/01/03      400,000     390,368

                                                                                                  877,769

   Chemicals (3.6%)
      Dow Chemical                                          7.375%      11/01/29      500,000     484,785
      Equistar Chemicals LP                                 8.750%      02/15/09      600,000     587,348
      ICI Wilmington Notes                                  6.750%      09/15/02      600,000     584,238

                                                                                                1,656,371

   Consumer Non-Durables (0.8%)
      Anheuser-Busch Cos. Inc. Debentures                   6.750%      12/15/27      400,000     353,484

                                                                                                  353,484

   Consumer Services (1.0%)
      Service Corp. International                           6.875%      10/01/07      900,000     481,500

                                                                                                  481,500

   Electric Utility (2.6%)
      Hydro-Quebec Debenture                                8.050%      07/07/24      400,000     424,228
      Public Service New Mexico                             7.100%      08/01/05      350,000     331,345
      Texas-New Mexico Power                                6.250%      01/15/09      500,000     430,685

                                                                                                1,186,258

   Energy (1.6%)
      Petroliam Nasional Berhad Notes                       7.125%     10/18/06       500,000     470,662
      Union Pacific Resources Debentures                    7.050%     05/15/18       300,000     271,467

                                                                                                  742,129

   Finance Company (2.9%)
      Ford Motor Credit Corp. Notes                         7.750%      11/15/02      850,000     853,732
      Pemex Finance                                         9.140%      08/15/04      500,000     510,098

                                                                                                1,363,829

   Gas Utility (0.4%)
      El Paso Natural Gas Company Notes                     7.750%      01/15/02      200,000     200,328

                                                                                                  200,328


The accompanying notes are an integral part of the financial statements.
                                        15



                                        AUL American Series Fund, Inc.
                                           SCHEDULE OF INVESTMENTS
                                          BOND PORTFOLIO (continued)
                                                June 30, 2000
                                                (unaudited)

                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Long-term Notes and Bonds (94.6%) (continued)
  Corporate Obligations (28.6%) (continued)
   Health Care (1.9%)
      Beckman Coulter                                       7.450%      03/04/08 $    500,000 $   455,360
      Boston Scientific                                     6.250%      03/15/05      500,000     454,700

                                                                                                  910,060

   Insurance (1.0%)
      Allstate Corp.                                        7.200%      12/01/09      500,000     477,960

                                                                                                  477,960

   Other Finance (2.1%)
      Osprey Trust                                          8.310%      01/15/03    1,000,000   1,003,799

                                                                                                1,003,799

   Real Estate Investment Trust (REIT) (1.0%)
      Simon Property Group, Inc.                            6.750%      02/09/04      500,000     475,425

                                                                                                  475,425

   Retail Merchandising (1.0%)
      K-Mart Corp.                                          8.375%      12/01/04      500,000     477,689

                                                                                                  477,689

   Telecommunications (2.4%)
      GTE Corp. Debentures                                  6.940%      04/15/28      500,000     442,570
      Sprint Capital Corp.                                  6.875%      11/15/28      200,000     173,854
      Vodafone Airtouch                                     7.750%      02/15/10      500,000     487,730

                                                                                                1,104,154

   Transportation (1.1%)
      Continental Airlines 1999001A0A EETC                  6.545%      02/02/19      584,333     526,209

                                                                                                  526,209


   Total long-term notes and bonds (cost: $45,769,875)                                         44,397,932


The accompanying notes are an integral part of the financial statements.
                                        16




                                AUL American Series Fund, Inc.
                                    SCHEDULE OF INVESTMENTS
                                   BOND PORTFOLIO (continued)
                                       June 30, 2000
                                        (unaudited)


                                                                                                 Market
                                   Description                                      Shares        Value

Money Market Mutual Funds (4.3%)
      Federated Investors Prime Obligation                                          2,014,206 $ 2,014,206


      Total money market mutual funds (cost: $2,014,206)                                        2,014,206


Cash and Cash Equivalents (1.1%)
  BONY Cash Reserve                                                                               521,212


      Total cash and cash equivalents (cost: $521,212)                                            521,212


      Total Investments (cost: $48,305,293)                                                   $46,933,350

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.
                                        17

                                        AUL American Series Fund, Inc.
                                          SCHEDULE OF INVESTMENTS
                                             MANAGED PORTFOLIO
                                              June 30, 2000
                                              (unaudited)

                                           Market
         Description           Shares       Value


Common Stock (54.9%)
  Aerospace (3.6%)
   Boeing Co.                    18,600 $    777,713
   Precision Castparts Corp.     31,400    1,420,850

                                           2,198,563

  Automotive & Auto Parts (5.7%)
   Bandag, Inc.                  34,300      831,775
   Carlisle Companies, Inc.      25,800    1,161,000
   Ford Motor Co.                18,600      799,800
   TBC Corp.*                   133,600      617,900
   Visteon Corp.                  2,435       29,524

                                           3,439,999

  Banks & Financial (5.5%)
   Associates First Capital Corp.25,240      563,168
   Bank One Corp.                21,585      573,352
   Citigroup, Inc.                9,013      543,033
   Ohio Casualty Corp.           59,800      635,375
   Washington Mutual, Inc.       35,705    1,030,982

                                           3,345,909

  Broadcasting & Publishing (2.2%)
   Chris-Craft Industries, Inc.* 12,448      822,346
   Meredith Corp.                15,800      533,250

                                           1,355,596

  Building (2.1%)
   Brunswick Corp.                8,400      139,125
   Fleetwood Enterprises, Inc.   44,800      638,400
   Toll Brothers, Inc.           24,700      506,350

                                           1,283,875

  Computer Hardware & Software (2.0%)
   Autodesk, Inc.                28,100      974,719
   International Business
      Machines Corp.              2,300      251,994

                                           1,226,713

  Diversified Manufacturing (2.0%)
   Crane Co.                     25,400      617,538
   Trinity Industries            31,400      580,900

                                           1,198,438

  Furniture & Apparel (9.7%)
   Hillenbrand Industries, Inc.  23,100      723,319
   Kellwood Co.                  45,500      961,188
   Kimball International         40,400      595,900
   La-Z-Boy, Inc.                66,900      936,600
   Liz Claiborne, Inc.           32,200    1,135,050
   Reebok International*         95,700    1,525,219

                                           5,877,275

  Health Care (1.5%)
   Acuson Corp.*                 39,700 $    535,950
   McKeeson HBOC, Inc.           18,000      376,875

                                             912,825

  Machinery (2.0%)
   Baldor Electric Co.           64,200    1,195,725

                                           1,195,725

  Metals & Mining (4.1%)
   AK Steel Holding Corp.        59,900      479,200
   Alcoa, Inc.                   24,600      713,400
   Cleveland-Cliffs, Inc.        25,900      668,544
   Oregon Steel Mills, Inc.      16,400       31,775
   Phelps Dodge Corp.            16,600      617,313

                                           2,510,231

  Oil & Oil Services (5.4%)
   Royal Dutch Petroleum Co.     16,400    1,009,625
   Tidewater, Inc.               31,800    1,144,800
   Valero Energy Corp.           36,100    1,146,175

                                           3,300,600

  Paper & Forest Products (0.5%)
   Wausau-Mosinee Paper Corp.    12,800      109,600
   Willamette Industries          7,800      212,550

                                             322,150

  Retail (2.6%)
   Lands' End, Inc.*             18,600      620,775
   Longs Drug Stores, Inc.       44,700      972,225

                                           1,593,000

  Transportation (2.5%)
   Alexander & Baldwin, Inc.     42,400      935,450
   Norfolk Southern Corp.        38,600      574,175

                                           1,509,625

  Miscellaneous (3.5%)
   Lafarge Corp.                  6,600      138,600
   Kelly Services, Inc.          30,500      705,313
   Michael Foods, Inc.           21,000      514,500
   P G & E Corp.                 31,954      786,867

                                           2,145,280

Total common stock (cost: $34,720,469)    33,415,803

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        18




                                AUL American Series Fund, Inc.
                                   SCHEDULE OF INVESTMENTS
                                MANAGED PORTFOLIO (continued)
                                         June 30, 2000
                                          (unaudited)


                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value


Long-Term Notes and Bonds (43.5%)
  U.S. Government and Agency Obligations (12.7%)
   Federal National Mortgage Association MTN                5.750%      04/15/03 $    900,000 $   871,488
   Federal National Mortgage Association MTN                5.625%      05/14/04      375,000     357,248
   U.S. Treasury Inflation Indexed Bonds                   3.375%       01/15/07      849,536     814,756
   U.S. Treasury Bonds                                      8.000%      11/15/21    1,050,000   1,269,356
   U.S. Treasury Notes                                      7.250%      05/15/16    1,125,000   1,239,964
   U.S. Treasury Notes                                      6.125%      08/15/07      300,000     297,984
   U.S. Treasury Notes                                      7.250%      05/15/04    1,500,000   1,547,115
   U.S. Treasury Notes                                      6.250%      02/28/02    1,350,000   1,345,356

                                                                                                7,743,266


  Mortgage-Backed and Asset-Backed Securities (19.8%)
   California Infrastructure SCE01  199700010A4             6.220%      03/25/04      300,000     296,250
   Federal Home Loan Mortgage Corp. Gold Pool #C17374       6.000%      11/01/28      462,964     424,237
   Federal Home Loan Mortgage Corp. Gold Pool #E77962       6.500%      07/01/14      690,121     665,939
   Federal Home Loan Mortgage Corp. Gold Pool #C22301       6.000%      02/01/29      369,808     338,874
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29      663,371     607,880
   Federal Home Loan Mortgage Corp. Gold Pool #E00543       6.000%      04/01/13      401,164     380,159
   Federal Home Loan Mortgage Corp. Pool #C14872            6.500%      09/01/28      581,795     549,855
   Federal Home Loan Mortgage Corp. Series 2075
     Class PE CMO                                           6.500%      04/15/21      300,000     292,404
   Federal Home Loan Mortgage Corp. Discount Notes          6.500%      07/01/29      994,578     939,976
   Federal Home Loan Mortgage Corp. Discount Notes          7.000%      12/01/29    1,495,362   1,445,193
   Federal Home Loan Mortgage Corp. Discount Notes          6.500%      06/01/29      617,400     583,505
   Federal Home Loan Mortgage Corp. Discount Notes          6.500%      07/01/29      991,247     936,828
   FNMA Pool #511483                                        8.000%      09/01/29      299,970     301,161
   FNMA Pool #522919                                        8.000%      06/01/30      350,000     351,565
   FNMA Pool #533500                                        8.000%      03/01/30      399,960     401,580
   GNMA Pool #422407                                        6.500%      01/15/26      150,311     142,962
   GNMA Pool #424578                                        6.500%      04/15/26      415,810     395,481
   GNMA Pool #425983                                        6.500%      03/15/26      230,778     219,496
   GNMA Pool #431962                                        6.500%      05/15/26      266,203     253,189
   GNMA Pool #436741                                        7.500%      01/15/27      319,555     317,571
   GNMA Pool #443216                                        8.000%      07/15/27      203,093     205,520
   GNMA Pool #451312                                        8.000%      07/15/27      120,293     121,731
   GNMA Pool #519095                                        7.500%      12/15/29      389,014     386,353
   GNMA Pool #521472                                        7.500%      01/15/30      597,918     593,828
   GNMA Pool #521584                                        7.500%      11/15/29      894,759     888,639

                                                                                               12,040,172


The accompanying notes are an integral part of the financial statements.
                                        19


                        AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                        MANAGED PORTFOLIO (continued)
                                June 30, 2000
                                  (unaudited)


                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Long-Term Notes and Bonds (43.5%) (continued)
  Corporate Obligations (11.0%)
   Aerospace & Defense (1.3%)
      Lockheed Martin Corp.                                 8.500%      12/01/29 $    250,000 $   252,445
      Raytheon Co. Notes                                    6.150%      11/01/08      650,000     579,846

                                                                                                  832,291

   Banking (1.1%)
      Korea Development Bank Notes                          7.375%      09/17/04      400,000     389,920
      PNC Funding Corp. Notes                               6.875%      03/01/03      300,000     292,776

                                                                                                  682,696

   Chemicals (1.4%)
      Dow Chemical                                          7.375%      11/01/29      250,000     242,393
      Equistar Chemicals LP                                 8.750%      02/15/09      200,000     195,783
      ICI Wilmington Notes                                  6.750%      09/15/02      400,000     389,492

                                                                                                  827,667

   Consumer Non-Durables (0.7%)
      Anheuser-Busch Cos. Inc. Debentures                  6.750%       12/15/27      450,000     397,670

                                                                                                  397,670

   Consumer Services (0.2%)
      Service Corp. International                           6.875%      10/01/07      200,000     107,000

                                                                                                  107,000

   Electric Utility (1.0%)
      Hydro-Quebec Debenture                                8.050%      07/07/24      250,000     265,143
      Public Service New Mexico                             7.100%      08/01/05      200,000     189,340
      Texas-New Mexico Power                                6.250%      01/15/09      150,000     129,206

                                                                                                  583,688

   Energy (1.1%)
      Petroliam Nasional Berhad Notes                       7.125%      10/18/06      500,000     470,662
      Union Pacific Resources Debentures                    7.050%      05/15/18      250,000     226,223

                                                                                                  696,884

   Finance Company (1.2%)
      Ford Motor Credit Corp. Notes                         7.750%      11/15/02      500,000     502,195
      Pemex Finance                                         9.140%      08/15/04      200,000     204,039

                                                                                                  706,234

   Gas Utility (0.2%)
      El Paso Natural Gas Co. Notes                         7.750%      01/15/02      100,000     100,164

                                                                                                  100,164


The accompanying notes are an integral part of the financial statements.
                                        20




                                AUL American Series Fund, Inc.
                                   SCHEDULE OF INVESTMENTS
                                MANAGED PORTFOLIO (continued)
                                         June 30, 2000
                                          (unaudited)



                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Long-Term Notes and Bonds (43.5%) (continued)
  Corporate Obligations (11.0%) (continued)
   Health Care (0.5%)
      Beckman Coulter                                       7.450%      03/04/08 $    150,000 $   136,608
      Boston Scientific                                     6.625%      03/15/05      175,000     159,145

                                                                                                  295,753

   Other Finance (0.6%)
      Osprey Trust                                          8.310%      01/15/03      350,000     351,330

                                                                                                  351,330

   Real Estate Investment Trust (REIT) (0.2%)
      Simon Property Group, Inc.                            6.750%      02/09/04      150,000     142,628

                                                                                                  142,628

   Retail Merchandising (0.3%)
      K-Mart Corp.                                          8.375%      12/01/04      200,000     191,076

                                                                                                  191,076

   Telecommunications (0.9%)
      GTE Corp. Debentures                                  6.940%      04/15/28      350,000     309,799
      Sprint Capital Corp.                                  6.875%      11/15/28       50,000      43,464
      Vodafone Airtouch                                     7.750%      02/15/10      200,000     195,092

                                                                                                  548,355

   Transportation (0.3%)
      Continental Airlines                                  6.545%      02/02/19      194,778     175,403

                                                                                                  175,403


   Total long-term notes and bonds (cost: $27,092,925)                                         26,422,275


                                                                                    Shares

  Money Market Mutual Funds (0.4%)
   Federated Investors Prime Obligation                                               223,272     223,272


      Total money market mutual funds (cost: $223,272)                                            223,272


  Cash and Cash Equivalents (1.2%)
   BONY Cash Reserve                                                                              713,357


      Total cash and cash equivalents (cost: $713,357)                                            713,357


   Total Investments (cost: $62,750,023)                                                      $60,774,707

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.
                                        21

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                         TACTICAL ALLOCATION PORTFOLIO
                                 June 30, 2000
                                  (unaudited)


                                           Market
         Description           Shares       Value

 Common Stock (66.1%)
  Automotive (5.5%)
   Ford Motor Co.                 3,100 $    133,300
   Paccar, Inc.                   2,000       79,375
   Visteon Corp.                    405        4,911

                                             217,586

  Banking (9.9%)
   BB & T Corp.                   2,000       47,750
   Comerica Inc.                  1,000       44,875
   Fleet Boston Financial Corp.   4,700      159,800
   Summit Bancorp.                6,000      147,750

                                             400,175

  Building Materials (1.0%)
   Martin Marietta Materials, Inc.1,000       40,438

                                              40,438

  Capital Goods (1.9%)
   Caterpillar, Inc.              1,250       42,344
   Honeywell International, Inc.  1,000       33,688

                                              76,031

  Chemicals (1.7%)
   E.I. Dupont De Nemours
      & Co.                       1,600       70,000

                                              70,000

  Electronics (1.4%)
   Agilent Technologies, Inc.       190       14,013
   Raytheon Co.                   2,300       44,275

                                              58,288

  Energy (5.9%)
   Diamond Offshore Drilling      3,000      105,375
   Exxon Mobil Corp.              1,000       78,500
   Texaco, Inc.                   1,000       53,250

                                             237,125

  Financial Services (2.9%)
   Chase Manhattan Corp.          2,550      117,459

                                             117,459

  Government Sponsored
      Enterprises (6.5%)
   Fannie Mae                     3,500      182,656
   Federal Home Loan
      Mortgage Corp.              2,000       81,000

                                             263,656

  Health Care (1.5%)
   Merck & Co.                      800       61,300

                                              61,300

  Insurance (2.2%)
   Lincoln National Corp.         2,400 $     86,700

                                              86,700

  Real Estate (2.9%)
   RFS Hotel Investors, Inc.     10,000      117,500

                                             117,500

  Restaurants (0.7%)
   Tricon Global Restaurants Inc.*1,000       28,250

                                              28,250

  Technology (3.5%)
   Compaq Computer Corp.          3,000       76,688
   Hewlett-Packard Co.              500       62,438

                                             139,125

  Telecommunications (5.6%)
   A T & T Corp.                  2,000       63,250
   Alltel Corp.                   1,000       61,938
   Bell Atlantic Corp.            2,000      101,625

                                             226,813

  Tobacco (2.3%)
   Philip Morris Companies, Inc.  3,500       92,969

                                              92,969

  Miscellaneous (10.7%)
   Albertson's Inc.               3,000       99,750
   Alcoa, Inc.                      800       23,200
   Alliance Capital Management
      Holdings LLP                2,200      104,363
   Convergys Corp.                1,000       51,875
   Minnesota Mining &
      Manufacturing Co.             500       41,250
   Walt Disney Co.                2,800      108,675

                                             429,113

   Total common stock (cost: $2,708,095)   2,662,526

Preferred Stock (1.8%)
   News Corp. LTD                 1,500       71,250

   Total preferred stock (cost: $36,150)      71,250


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        22



                                AUL American Series Fund, Inc.
                                    SCHEDULE OF INVESTMENTS
                        TACTICAL ASSET ALLOCATION PORTFOLIO (continued)
                                       June 30, 2000
                                        (unaudited)


                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

Long-Term Notes & Bonds (27.2%)
  Corporate Obligations (27.2%)
   Banking (3.5%)
      First Union National-N.C.                               6.2%      02/15/36 $    150,000 $   138,405

                                                                                                  138,405

   Commercial Services (3.7%)
      PHH Corp.                                               7.0%      11/09/01      150,000     150,107

                                                                                                  150,107

   Diversified Finance Service (1.8%)
      Commercial Credit Co.                                   6.6%      06/01/15       75,000      74,237

                                                                                                   74,237

   Electric Utility (3.5%)
      Washington Water Power                                  6.0%      12/10/07      150,000     139,188

                                                                                                  139,188

   Finance Company (7.2%)
      Household Finance Co.                                   6.5%      03/15/01      150,000     150,340
      Morgan Stanley Dean Witter                              5.6%      01/20/04      150,000     141,453

                                                                                                  291,793

   Radio (2.5%)
      Cox Radio, Inc.                                         6.4%      05/15/05      100,000     100,268

                                                                                                  100,268

   Real Estate Investment Trust (REIT) (5.0%)
      New Plan                                                7.4%      09/15/09      200,000     199,434

                                                                                                  199,434


   Total long-term notes and bonds (cost: $1,115,125)                                           1,093,430


Cash and Cash Equivalents (4.9%)
  BONY Cash Reserve                                                                               198,766

      Total cash and cash equivalents (cost: $198,766)                                            198,766


Total Investments (cost: $4,058,136)                                                          $ 4,025,973

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.
                                        23

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                        CONSERVATIVE INVESTOR PORTFOLIO
                                 June 30, 2000
                                  (unaudited)




                                           Market
         Description           Shares       Value

 Common Stock (38.6%)
  Advertising (0.1%)
   Lamar Advertising Co.            240 $     10,395

                                              10,395

  Aerospace & Air Transport (1.3%)
   Boeing Co.                       800       33,450
   Precision Castparts Corp.      1,500       67,875

                                             101,325

  Automotive & Auto Parts (2.3%)
   Bandag, Inc.                   1,900       46,075
   Carlisle Companies, Inc.       1,050       47,250
   Ford Motor Co.                   900       38,700
   PSA Peugeot Citroen               78        3,929
   TBC Corp.*                     7,000       32,375
   Toyota Motor Corp.
      Sponsored ADR                  63        5,871
   Visteon Corp.                    117        1,419

                                             175,618

  Banks (0.9%)
   Abbey National PLC               111        2,654
   Banco Santander CEN
      Sponsored ADR                 400        4,150
   Bank One Corp.                 1,000       26,563
   Bank of Tokyo-Mitsubishi Ltd.
      Sponsored ADR                 200        2,425
   DBS Group holdings ADR           112        9,399
   Deutsche Bank Sponsored ADR       57        4,783
   Fortis (NL) Sponsored ADR         71        2,075
   HSBC Holdings PLC
      Sponsored ADR                 100        5,794
   Sakura BK Ltd. ADR                42        2,910
   San Paolo-IMI SPA
      Sponsored ADR                  99        3,502
   UBS AG ADR                        30        4,410

                                              68,664

  Biotechnology (0.7%)
   Amgen, Inc.                      440       30,910
   Biogen, Inc.                     110        7,095
   Chiron Corp.                     190        9,025
   Icos Corp.                       200        8,800

                                              55,830


  Broadcasting & Publishing (1.3%)
   Chris-Craft Industries, Inc. *   221 $     14,630
   Clear Channel Communication      270       20,250
   Infiniti Broadcasting Corp.      390       14,211
   Liberty Digital, Inc.            200        6,000
   Meredith Corp., Ltd.             700       23,625
   The News Corp., Ltd. ADR         100        5,450
   United Pan-Europe
      Communications NV (UPC)
      Sp-ADR                        200        5,400
   USA Networks, Inc.               340        7,416
   VNU N.V. Sponsored ADR            98        5,081

                                             102,063

  Building & Building Products (0.8%)
   Fleetwood Enterprises, Inc.    2,200       31,350
   Lafarge Corporation              300        6,300
   Toll Brothers, Inc.            1,200       24,600

                                              62,250

  Chemicals (0.1%)
   Akzo Nobel N.V.
      Sponsored ADR                  73        3,071

                                               3,071

  Computer Equipment &
      Hardware (2.8%)
   Brocade Communications
      Systems, Inc.                  70       12,844
   Canon, Inc. Sponsored ADR        159        8,010
   Cisco Systems, Inc.            1,060       67,111
   Dell Computer Corp.              760       37,478
   EMC Corp.                        400       30,775
   Extreme Networks, Inc.           130       13,697
   International Business
      Machines Corp.                100       10,956
   Network Appliance, Inc.          100        8,050
   Sun Microsystems, Inc.           190       17,278
   Systeme, Anwendungen,
      Produkte AG-Sponsored ADR     200        9,388

                                             215,586



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        24

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)


                                           Market
         Description           Shares       Value


 Common Stock (38.6%) (continued)
  Computer Software &
      Services (2.5%)
   Autodesk, Inc.                 1,200 $     41,625
   Automatic Data Processing        130        6,963
   Cadence Design System, Inc.      390        7,946
   Microsoft, Inc.                  710       56,800
   New Era of Networks, Inc.        270       11,475
   Oracle Corp.                     410       34,466
   Veritas Software, Inc.           260       27,495
   Realnetworks, Inc.               170        8,596

                                             195,366

  Consumer Goods (0.0%)
   Unilever PLC - ADR                95        2,387

                                               2,387

  E-Commerce (0.1%)
   Ticketmaster Online -
      CitySearch, Inc.              360        5,738

                                               5,738

  Electrical Equipment &
      Electronics (2.3%)
   Analog Devices, Inc.             120        9,120
   Applied Materials, Inc.          220       19,938
   Conexant Systems, Inc.           160        7,780
   Fujitsu Ltd. ADR                  31        5,376
   Intel Corp.                      570       76,202
   JDS Uniphase Corp                260       31,168
   PMC-Sierra, Inc.                  40        7,108
   ST Microelectronics N.V. ADR     300       19,256

                                             175,947

  Entertainment & Leisure (0.1%)
   Brunswick Corp.                  500        8,281

                                               8,281

  Financial Services (1.9%)
   Associates First Capital Corp. 1,414       31,550
   Citigroup, Inc.                  500       30,125
   Federal National Mortgage
      Association                   220       11,481
   ING Groep N.V.
      Sponsored ADR                 288       19,440
   Orix Corporation
      Sponsored ADR                 118        8,842
   Washington Mutual, Inc.        1,600       46,200

                                             147,638

  Food, Beverage, Tobacco (0.6%)
   Anheuser-Busch
      Companies, Inc.               120 $      8,963
   Coca-Cola Co.                    150        8,616
   Groupe Danone Sponsored ADR      200        5,388
   Michael Foods, Inc.              600       14,700
   Pepsico, Inc.                    280       12,443

                                              50,108

  Furniture & Apparel (3.6%)
   Hillenbrand Industries, Inc.   1,100       34,444
   Kellwood Co.                   2,450       51,756
   Kimball International, Inc.
      Class "B"                   1,950       28,763
   La-Z-Boy, Inc.                 3,200       44,800
   Liz Claiborne, Inc.            1,500       52,875
   Reebok International*          4,300       68,531

                                             281,169

  Insurance (0.7%)
   AXA-UAP Sponsored ADR            200       15,913
   American International Group      50        5,875
   Ohio Casualty Corp.            3,250       34,531

                                              56,319

  Internet Services (0.5%)
   America Online, Inc.             200       10,550
   At Home Corp.                    440        9,130
   Healtheon/WebMD Corp.            440        6,518
   Lycos, Inc.                      120        6,480
   Yahoo!, Inc.                      60        7,159

                                              39,836

  Machinery (0.7%)
   Baldor Electric Co.            2,900       54,013

                                              54,013

  Manufacturing (1.8%)
   Crane Co.                      1,150       27,959
   General Electric Co.           1,270       67,310
   Siemens AG                       100       15,030
   Trinity Industries             1,400       25,900

                                             136,199

  Medical Supply (0.7%)
   Acuson Corp. *                 1,800       24,300
   Johnson & Johnson                100       10,188
   McKesson HBOC, Inc.              900       18,844

                                              53,331


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        25

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)


                                           Market
         Description           Shares       Value

 Common Stock (38.6%) (continued)
  Merchandising -
      Food & Drug (0.7%)
   Ito-Yokado Co. Ltd.
      Sponsored ADR                 100 $      6,194
   Longs Drug Stores, Inc.        2,100       45,675

                                              51,869

  Metals & Mining (1.4%)
   AK Steel Holding Co.           2,700       21,600
   ALCOA, Inc.                    1,200       34,800
   Cleveland-Cliffs, Inc.         1,150       29,684
   Oregon Steel Mills, Inc.       1,500        2,906
   Phelps Dodge Corp.               600       22,313

                                             111,303

  Oil & Oil Services (2.2%)
   BP Amoco PLC
      Sponsored ADR                 100        5,656
   Cooper Cameron Corp.             150        9,900
   Royal Dutch Petroleum Co.        700       43,094
   Tidewater, Inc.                1,400       50,400
   Total Fina SA
      Sponsored ADR                 100        7,700
   Valero Energy Corp.            1,700       53,975

                                             170,725

  Paper & Forest Products (0.3%)
   Wausau-Mosinee Paper Corp.       600        5,138
   Willamette Industries            600       16,350

                                              21,488

  Pharmaceutical (1.8%)
   American Home Products Corp.     110        6,463
   Bristol-Myers Squibb Co.         530       30,873
   Glaxo Wellcome PLC
      Sponsored ADR GDR             100        5,781
   Medimmune, Inc.                  150       11,100
   Merck & Co.                      660       50,573
   Pfizer, Inc.                     250       12,000
   Pharmacia Corp.                  120        6,203
   Roche Holding Ltd. ADR            64        6,250
   Sepracor, Inc.                    50        6,031

                                             135,272

  Photography (0.1%)
   Fuji Photo Film 0 ADR            100        4,238
   Olympus Optical Co., Ltd.
       - ADR                        200        3,592

                                               7,830

  Retail (1.5%)
   Home Depot, Inc.                 590 $     29,463
   Lands' End, Inc. *             1,050       35,044
   Wal-Mart Stores, Inc.            830       47,829

                                             112,336

  Telecommunications (1.4%)
   Alcatel Alsthom CGE
      Sponsored ADR                 171       11,372
   Cable & Wireless HKT
      Ltd. - ADR                    100        2,150
   NTL Inc.                         100        5,988
   NTT Mobile Comm Network
      Sponsored ADR                  58        8,062
   Nextel Communications, Inc.      130        7,954
   Nippon Telegraph & Telephone
      Sponsored ADR                 200       13,675
   Nokia Corporation
      Sponsored ADR                 200        9,988
   Portugal Telecom SA ADR          128        1,440
   Telefonica SA ADR                202       12,941
   Vodafone Airtouch PLC
      Sponsored ADR                 100        4,144
   Worldcom, Inc.                   680       29,963

                                             107,675

  Telecommunications Equipment (1.1%)
   ADC Telecommunications, Inc.     150       12,581
   American Tower Corp.             140        5,836
   Ciena Corp.                       60       10,001
   General Motors Class "H"
      - SHS                          90        7,898
   Lucent Technologies, Inc.        630       37,328
   Qualcomm Inc.                    170       10,200

                                              83,844


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        26

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)

                                                           Market
         Description                            Shares       Value

  Common Stock (38.6%) (continued)
  Transportation (0.8%)
   Alexander & Baldwin, Inc.                    1,400 $    30,888
   Norfolk Southern Corp.                       1,800      26,775
   Peninsular & Oriental Sponsored ADR            177       3,032

                                                           60,695

  Utilities (0.5%)
   PG & E Corp.                                 1,500      36,938

                                                           36,938

  Miscellaneous (1.0%)
   KAO Corp. ADR                                   12       3,675
   Kelly Services, Inc. Class "A"               1,250      28,906
   Kirin Brewery Co. - ADR                        100      12,725
   Koninklijke Phillips NV ADR                    200       9,500
   Secom Co., Ltd. - ADR                          100      14,650
   UPM Kymmene Corp. Sponsored ADR                 75       1,922
   Vivendi Sponsored ADR                          406       7,194

                                                           78,572

   Total common stock (cost: $2,974,343)                2,979,677


Money Market Mutual Funds (4.5%)
   Federated Investors Prime Obligation       350,000     350,000

      Total money market mutual funds (cost: $350,000)    350,000


Mutual Funds (3.8%)
   Federated High Yield Fund                   38,636     296,341


      Total mutual funds (cost: $350,000)                 296,341



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        27



                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)


                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Long-Term Notes and Bonds (46.6%)
  U.S. Government & Agency Obligations (20.3%)
   Federal National Mortgage Association MTN                5.625%      05/14/04 $    200,000 $   190,532
   U.S. Treasury Bonds                                      8.000%      11/15/21       75,000      90,668
   U.S. Treasury Bonds                                      6.500%      11/15/26      100,000     104,453
   U.S. Treasury Notes                                      7.250%      05/15/04      425,000     438,349
   U.S. Treasury Notes                                      5.750%      11/30/02      100,000      98,547
   U.S. Treasury Notes                                      6.125%      08/15/07      400,000     397,312
   U.S. Treasury Inflation Indexed Bonds                    3.375%      01/15/07      265,480     254,611

                                                                                                1,574,473

  Mortgage Backed Securities (15.9%)
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29      176,899     162,101
   Federal Home Loan Mortgage Corp. Gold Pool #C20300       6.500%      01/01/29      190,001     179,570
   Federal Home Loan Mortgage Corp. Gold Pool #E77962       6.500%      07/01/14       92,017      88,793
   FNMA Pool #511483                                        8.000%      09/01/29      249,976     250,968
   GNMA Pool #456155                                        6.500%      04/15/28      270,838     257,174
   GNMA Pool #521472                                        7.500%      01/15/30      298,959     296,914

                                                                                                1,235,520

  Corporate Obligations (10.4%)
   Consumer Non-Durables (0.9%)
      Anheuser-Busch Cos. Inc. Debentures                   6.750%      12/15/27       75,000      66,278

                                                                                                   66,278

   Electric Utility (1.8%)
      Public Service New Mexico                             7.100%      08/01/05       75,000      71,003
      Texas-New Mexico Power                                6.250%      01/15/09       75,000      64,603

                                                                                                  135,605

   Energy (0.9%)
      Union Pacific Resources Debentures                    7.050%      05/15/18       75,000      67,867

                                                                                                   67,867

   Finance Company (2.3%)
      Ford Motor Credit Corp. Notes                         7.750%      11/15/02       75,000      75,329
      PEMEX Finance                                         9.140%      08/15/04      100,000     102,020

                                                                                                  177,349

   Health Care (0.9%)
      Beckman Coulter                                       7.450%      03/04/08       75,000      68,304

                                                                                                   68,304

   Other Finance (1.0%)
      Osprey Trust                                          8.310%      01/15/03       75,000      75,285

                                                                                                   75,285


The accompanying notes are an integral part of the financial statements.
                                        28




                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)

                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Long-Term Notes and Bonds (46.6%) (continued)
  Corporate Obligations (10.4%) (continued)
   Real Estate Investment Trust (REIT) (0.9%)
      Simon Property Group, Inc.                            6.750%      02/09/04 $     75,000 $    71,314

                                                                                                   71,314

   Telecommunications (1.7%)
      GTE Corp. Debentures                                  6.940%      04/15/28       75,000      66,386
      Sprint Capital Corp.                                  6.875%      11/15/28       75,000      65,195

                                                                                                  131,581


      Total corporate obligations                                                                 793,582


   Total long-term notes and bonds (cost: $3,678,934)                                           3,603,575

 Short-Term Notes and Bonds (2.6%)
   American General Finance Corp.                           6.590%      07/31/00      200,000     198,902

      Total short-term notes and bonds (cost: $198,902)                                           198,902

Cash and Cash Equivalents (3.9%)
  BONY Cash Reserve                                                                               299,789

      Total cash and cash equivalents (cost: $299,789)                                            299,789


  Total Investments (cost: $7,851,968)                                                        $ 7,728,284

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.
                                        29

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                          MODERATE INVESTOR PORTFOLIO
                                 June 30, 2000
                                  (unaudited)


                                           Market
         Description           Shares       Value

 Common Stock (58.8%)
  Advertising (0.3%)
   Lamar Advertising Co.            390 $     16,892
   WPP Group PLC -
      Sponsored ADR                 100        7,163

                                              24,054

  Aerospace & Air Transport (1.3%)
   Boeing Co.                     1,050       43,903
   Precision Castparts Corp.      1,250       56,563

                                             100,466

  Automotive & Auto Parts (2.8%)
   Bandag, Inc.                   2,000       48,500
   Carlisle Companies, Inc.       1,400       63,000
   Ford Motor Co.                 1,200       51,600
   PSA Peugeot Citroen              177        8,915
   TBC Corp.*                     7,900       36,538
   Toyota Motor Corp.
      Sponsored ADR                 142       13,233
   Visteon Corp.                    157        1,904

                                             223,689

  Banks (1.6%)
   Abbey National PLC               281        6,719
   Banco Santander CEN
      Sponsored ADR                 900        9,338
   Bank One Corp.                 1,300       34,531
   Bank of Tokyo - Mitsubishi
      Ltd. Sponsored ADR            600        7,275
   DBS Group Holdings ADR           206       17,288
   Deutsche Bank Sponsored ADR      128       10,601
   Fortis (NL) Sponsored ADR        200        5,844
   Fuji Bank Ltd. ADR               100        7,618
   HSBC Holdings PLC
      Sponsored ADR                 100        5,794
   Sakura BK Ltd. ADR                95        6,582
   San Paolo-IMI SPA
      Sponsored ADR                 224        7,924
   UBS AD ADR                        80       11,760

                                             131,273

  Biotechnology (1.1%)
   Amgen, Inc.                      720       50,580
   Biogen, Inc.                     180       11,610
   Chiron Corp.                     310       14,725
   Icos Corp.                       320       14,080

                                              90,995


  Broadcasting & Publishing (1.9%)
   Chris-Craft Industries, Inc. *   330 $     21,801
   Clear Channel Communication      440       33,000
   Infiniti Broadcasting Corp.      620       22,591
   Liberty Digital, Inc.            330        9,900
   Meredith Corp., Ltd.             900       30,375
   The News Corp., Ltd. ADR         100        5,450
   United Pan-Europe
      Communications NV (UPC)
      Sp-ADR                        300        8,100
   USA Networks, Inc.               560       12,215
   VNU N.V. Sponsored ADR           201       10,422

                                             153,854

  Building & Building Products(1.0%)
   Fleetwood Enterprises, Inc.    2,800       39,900
   Lafarge Corp.                    400        8,400
   Toll Brothers, Inc.            1,500       30,750

                                              79,050

  Chemicals (0.1%)
   Akzo Nobel N.V.
      Sponsored ADR                 115        4,837
   Aventis SA ADR                     4          290
   BASF AG Sponsored ADR             25        1,009

                                               6,137

  Computer Equipment &
      Hardware (4.8%)
   Brocade Communications
      Systems, Inc.                 110       20,183
   Canon, Inc. Sponsored ADR        300       15,113
   Cisco Systems, Inc.            1,730      109,531
   Dell Computer Corp.            1,240       61,148
   EMC Corp.                        660       50,779
   Emulex Corp.                     160       10,510
   Extreme Networks, Inc.           200       21,072
   International Business
      Machines Corp.                200       21,913
   NEC Corp. Sponsored ADR          112       17,752
   Network Appliance, Inc.          150       12,075
   Sun Microsystems, Inc.           310       28,191
   Systeme, Anwendungen,
      Produkte AG Sponsored ADR     300       14,081

                                             382,346


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        30

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)

                                           Market
         Description           Shares       Value

 Common Stock (58.8%) (continued)
  Computer Software &
      Services (4.5%)
   Autodesk, Inc.                 1,600 $     55,500
   Automatic Data Processing        210       11,248
   Cadence Design System, Inc.      620       12,633
   Microsoft, Inc.                1,750      140,000
   New Era of Networks, Inc.        440       18,700
   Oracle Corp.                     660       55,481
   Realnetworks, Inc.               270       13,652
   Veritas Software, Inc.           420       44,415

                                             351,629

  Consumer Goods (0.1%)
   Unilever PLC - ADR               189        4,749

                                               4,749

  E-Commerce (0.1%)
   Ticketmaster Online -
      CitySearch, Inc.              580        9,244

                                               9,244

  Electrical Equipment &
      Electronics (5.3%)
   Analog Devices, Inc.             200       15,200
   Applied Materials, Inc.          350       31,719
   Conexant Systems, Inc.           260       12,643
   Fujitsu Ltd. ADR                  71       12,314
   Hitachi Ltd. - Sponsored ADR     100       14,413
   Intel Corp.                      920      122,993
   JDS Uniphase Corp.               430       51,546
   Kyocera Corp. Sponsored ADR      100       17,181
   Matsushita Electric
      Industrial Co. Ltd. - ADR     100       25,700
   PMC-Sierra, Inc.                 100       17,769
   Sony Corp. ADR                   200       18,863
   ST Microelectronics N.V. ADR     400       25,675
   Xilinx, Inc.                     660       53,831

                                             419,845

  Entertainment & Leisure (0.1%)
   Brunswick Corp.                  600        9,938

                                               9,938

  Financial Services (2.6%)
   Allied Zurich PLC
      Sponsored ADR                  52 $      1,230
   Associates First Capital Corp. 1,818       40,564
   Citigroup, Inc.                  650       39,163
   Federal National Mortgage
      Association                   360       18,788
   ING Groep N.V.
      Sponsored ADR                 504       34,020
   Orix Corporation
      Sponsored ADR                 120        9,023
   TD Waterhouse Group, Inc.        530        9,176
   Washington Mutual, Inc.        2,050       59,194

                                             211,156

Food, Beverage, Tobacco (0.7%)
   Anheuser-Busch
      Companies, Inc.               190       14,191
   Coca-Cola Co.                    240       13,785
   Group Danone Sponsored ADR       400       10,775
   Pepsico, Inc.                    460       20,441

                                              59,192

Furniture & Apparel (4.9%)
   Hillenbrand Industries, Inc.   1,400       43,838
   Kellwood Co.                   3,100       65,488
   Kimball International, Inc.
      Class "B"                   2,700       39,825
   La-Z-Boy, Inc.                 4,050       56,700
   Liz Claiborne, Inc.            2,400       84,600
   Reebok International *         6,500      103,594

                                             394,044

  Insurance (1.0%)
   American International Group      80        9,400
   AXA-UAP Sponsored ADR            364       28,961
   Ohio Casualty Corp.            4,300       45,688

                                              84,048

  Internet Services
   America Online, Inc.             470       24,793
   At Home Corp.                    710       14,733
   CNET Networks, Inc.              810       19,896
   Healtheon/ WebMD Corp.           710       10,517
   Lycos, Inc.                      490       26,460
   Yahoo!, Inc.                     100       11,931

                                             108,329


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        31

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)


                                           Market
         Description           Shares       Value

 Common Stock (58.8%) (continued)
  Machinery (1.1%)
   Baldor Electric Co.            3,650 $     67,981
   Mannesmann AG -
      Sponsored ADR                 100       23,964

                                              91,945

  Manufacturing (2.5%)
   Crane Co.                      1,450       35,253
   General Electric Co.           2,050      108,650
   Siemens AG                       171       25,701
   Trinity Industries             1,800       33,300

                                             202,904

  Medical Supply (0.9%)
   Acuson Corp. *                 2,300       31,050
   Johnson & Johnson                160       16,300
   McKesson HBOC, Inc.            1,300       27,219

                                              74,569

  Merchandising -
      Food & Drug (0.8%)
   Ito-Yokado Co. Ltd.
      Sponsored ADR                 100        6,194
   Longs Drug Stores, Inc.        2,600       56,550

                                              62,744

  Metals & Mining (1.8%)
   AK Steel Holding Corp.         3,500       28,000
   ALCOA, Inc.                    1,400       40,600
   Cleveland-Cliffs, Inc.         1,500       38,719
   Phelps Dodge Corp.               950       35,328

                                             142,647

  Oil & Oil Services (3.1%)
   BP Amoco PLC
      Sponsored ADR                 300       16,969
   Cooper Cameron Corp.             250       16,500
   Royal Dutch Petroleum Co.        950       58,484
   Tidewater, Inc.                1,900       68,400
   Total Fina SA Sponsored ADR      290       22,330
   Valero Energy Corp.            2,100       66,675

                                             249,358

  Paper & Forest Products (0.3%)
   Wausau-Mosinee Paper Corp.       900        7,706
   Willamette Industries            700       19,075

                                              26,781

  Pharmaceutical (3.0%)
   American Home
      Products Corp.                180 $     10,575
   Bristol-Myers Squibb Co.         860       50,095
   Glaxo Wellcome PLC
      Sponsored ADR GDR             200       11,563
   Medimmune, Inc.                  260       19,240
   Merck & Co.                    1,270       97,314
   Pfizer, Inc.                     400       19,200
   Pharmacia Corp.                  200       10,338
   Roche Holding Ltd. ADR           127       12,402
   Sepracor, Inc.                    90       10,856

                                             241,582

  Photography (0.1%)
   Fuji Photo Film - ADR            100        4,238
   Olympus Optical Co.,
      Ltd. - ADR                    400        7,184

                                              11,422

  Retail (2.1%)
   Home Depot, Inc.                 960       47,940
   Lands' End, Inc. *             1,200       40,050
   Wal-Mart Stores, Inc.          1,350       77,794

                                             165,784

  Telecommunications (2.5%)
   Alcatel Alsthom CGE
      Sponsored ADR                 373       24,805
   British Telecom PLC
   Sponsored ADR                     79       10,448
   Cable & Wireless HKT
      Ltd. - ADR                    200        4,300
   NTL Inc.                         180       10,778
   NTT Mobile Comm Network
      Sponsored ADR                 105       14,595
   Nextel Communications, Inc.      210       12,849
   Nippon Telegraph & Telephone
      Sponsored ADR                 300       20,513
   Nokia Corporation
      Sponsored ADR                 400       19,975
   Portugal Telecom SA ADR          100        1,125
   Telefonica SA ADR                401       25,689
   Tele Norte Leste Participacoes
      S.A-ADR                         7          165
   Vodafone Airtouch PLC
      Sponsored ADR                 200        8,288
   Worldcom, Inc.                 1,100       48,469

                                             201,997

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        32

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)



                                                                       Market
                       Description                        Shares        Value

  Common Stock (58.8%) (continued)
  Telecommunications Equipment (1.8%)
   ADC Telecommunications, Inc.                                240 $    20,130
   American Tower Corp.                                        240      10,005
   Ciena Corp.                                                  90      15,002
   General Motors Class "H" - SHS                              150      13,163
   Lucent Technologies, Inc.                                 1,030      61,028
   Qualcomm Inc.                                               460      27,600

                                                                       146,927

  Transportation (1.0%)
   Alexander & Baldwin, Inc.                                 1,700      37,506
   Norfolk Southern Corp.                                    2,250      33,469
   Peninsular & Oriental Sponsored ADR                         351       6,013

                                                                        76,988

  Utilities (0.6%)
   PG & E Corp.                                              1,900      46,788

                                                                        46,788

  Miscellaneous (1.6%)
   Hutchison Whampoa Ltd. ADR                                  110       6,915
   KAO Corp. ADR                                                26       7,962
   Kelly Services, Inc. Class "A"                            2,150      49,719
   Kirin Brewery Co. - ADR                                     100      12,725
   Koninklijke Phillips NV ADR                                 392      18,620
   Secom Co., Ltd. - ADR                                       100      14,650
   UPM Kymmene Corp. Sponsored ADR                             168       4,305
   Vivendi Sponsored ADR                                       900      15,948

                                                                       130,843

   Total common stock (cost: $4,630,659)                             4,717,314


Money Market Mutual Funds (4.9%)
  Federated Investors Prime Obligation                     390,000     390,000


      Total money market mutual funds (cost: $390,000)                 390,000


Mutual Funds (3.9%)
  Federated High Yield Fund                                 40,936     313,978


      Total mutual funds (cost: $375,000)                              313,978



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        33



                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)

                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

Long-Term Notes and Bonds (30.7%)
  U.S. Government & Agency Obligations (12.4%)
   Federal National Mortgage Association MTN                5.625%      05/14/04 $    100,000 $    95,266
   U.S. Treasury Bonds                                      8.000%      11/15/21       50,000      60,446
   U.S. Treasury Bonds                                      6.500%      11/15/26      100,000     104,453
   U.S. Treasury Notes                                      6.250%      02/28/02      100,000      99,656
   U.S. Treasury Notes                                      7.250%      05/15/04      375,000     386,779
   U.S. Treasury Notes                                      6.125%      08/15/07      150,000     148,992
   U.S. Treasury Inflation Indexed Bonds                    3.375%      01/15/07      106,192     101,845

                                                                                                  997,436

  Mortgage Backed Securities (11.3%)
   Federal Home Loan Mortgage Corp. Gold Pool #C20918      6.000%       01/01/29      132,674     121,576
   Federal Home Loan Mortgage Corp. Gold Pool #C20300      6.500%       01/01/29      140,000     132,314
   Federal Home Loan Mortgage Corp. Gold Pool #E77962      6.500%       07/01/14       92,017      88,793
   FNMA Pool #511483                                        8.000%      09/01/29      174,983     175,678
   GNMA Pool #454007                                        6.500%      04/15/28      204,287     193,980
   GNMA Pool #521472                                        7.500%      01/15/30      199,306     197,943

                                                                                                  910,284

  Corporate Obligations (7.0%)
   Consumer Non-Durables (0.6%)
      Anheuser-Busch Cos. Inc. Debentures                   6.750%      12/15/27       50,000      44,186

                                                                                                   44,186

   Electric Utility (1.1%)
      Public Service New Mexico                             7.100%      08/01/05       50,000      47,335
      Texas-New Mexico Power                                6.250%      01/15/09       50,000      43,069

                                                                                                   90,404

   Energy (0.6%)
      Union Pacific Resources Debentures                    7.050%      05/15/18       50,000      45,245

                                                                                                   45,245

   Finance Company (1.3%)
      Ford Motor Credit Corp. Notes                         7.750%      11/15/02       50,000      50,220
      PEMEX Finance                                         9.140%      08/15/04       50,000      51,010

                                                                                                  101,229

   Health Care (1.1%)
      Beckman Coulter                                       7.450%      03/04/08       50,000      45,536
      Boston Scientific                                     6.625%      03/15/05       50,000      45,470

                                                                                                   91,006

   Other Finance (0.6%)
      Osprey Trust                                          8.310%      01/15/03       50,000      50,190

                                                                                                   50,190


The accompanying notes are an integral part of the financial statements.
                                        34



                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                   (unaudited)



                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

Long-Term Notes and Bonds (30.7%) (continued)
  Corporate Obligations (7.0%) (continued)
      Real Estate Investment Trust (REIT) (0.6%)
      Simon Property Group, Inc.                            6.750%      02/09/04 $     50,000 $    47,543

                                                                                                   47,543

   Telecommunications (1.1%)
      GTE Corp. Debentures                                  6.940%      04/15/28       50,000      44,257
      Sprint Capital Corp.                                  6.875%      11/15/28       50,000      43,464

                                                                                                   87,721


      Total corporate obligations                                                                 557,522


   Total long-term notes and bonds (cost: $2,519,217)                                           2,465,241


Cash and Cash Equivalents (1.7%)
  BONY Cash Reserve                                                                   134,984     134,984

      Total cash and cash equivalents (cost: $134,984)                                            134,984


  Total Investments (cost: $8,049,860)                                                        $ 8,021,517

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.
                                        35

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                         AGGRESSIVE INVESTOR PORTFOLIO
                                 June 30, 2000
                                  (unaudited)

                                           Market
         Description           Shares       Value

 Common Stock (73.9%)
  Advertising (0.4%)
   Lamar Advertising Co.            550 $     23,822
   WPP Group PLC
      Sponsored ADR                 100        7,163

                                              30,984

  Aerospace & Air Transport (1.5%)
   Boeing Co.                     1,300       54,356
   Precision Castparts Corp.      1,500       67,875

                                             122,231

  Automotive & Auto Parts (3.3%)
   Bandag, Inc.                   2,400       58,200
   Carlisle Companies, Inc.       1,750       78,750
   Ford Motor Company             1,400       60,200
   PSA Peugeot Citroen              157        7,908
   TBC Corp.*                    11,500       53,188
   Toyota Motor Corp.
      Sponsored ADR                 200       18,638
   Visteon Corp.                    183        2,219

                                             279,102

  Banks (1.7%)
   Abbey National PLC               236        5,643
   Banco Santander CEN
      Sponsored ADR                 900        9,338
   Bank One Corp.                 1,500       39,844
   Bank of Tokyo - Mitsubishi
      Ltd. Sponsored ADR            600        7,275
   Deutche Bank, ADR                242       20,309
   Deutche Bank A G
      Sponsored ADR                 115        9,651
   Fortis (NL) Sponsored ADR        200        5,844
   Fuji Bank Ltd. ADR               100        7,618
   HSBC Holdings PLC
      Sponsored ADR                 100        5,794
   Sakura BK Ltd. ADR                97        6,720
   San Paolo-IMI SPA
      Sponsored ADR                 200        7,075
   Sanwa Bank Ltd. ADR               61        4,878
   UBS Registered                    70       10,290

                                             140,277

  Biotechnology (1.6%)
   Amgen, Inc.                    1,020       71,655
   Biogen Co.                       250       16,125
   Chiron Corp.                     440       20,900
   Icos Corp.                       450       19,800

                                             128,480

  Broadcasting & Publishing (2.6%)
   Chris-Craft Industries, Inc. *   542 $     35,806
   Clear Channel Communication      620       46,500
   Infiniti Broadcasting Corp.      890       32,429
   Liberty Digital Inc.             470       14,100
   Meredith Corp., Ltd.           1,100       37,125
   The News Corporation
      Ltd.-ADR                      200       10,900
   USA Networks, Inc.               790       17,232
   United Pan-Europe
      Communications NV
      (UPC) SP-ADR                  400       10,800
   VNU N.V. Sponsored ADR           201       10,422

                                             215,314

  Building & Building
      Products (1.2%)
   Fleetwood Enterprises, Inc.    3,400       48,450
   Lafarge Corp.                    500       10,500
   Toll Brothers, Inc.            1,800       36,900

                                              95,850

  Chemicals (0.1%)
   Akzo Nobel N.V.
      Sponsored ADR                 170        7,151

                                               7,151

  Computer Equipment &
      Hardware (6.1%)
   Brocade Communications
      Systems, Inc.                 160       29,358
   Canon, Inc. Sponsored ADR        400       20,150
   Cisco Systems, Inc.            2,450      155,116
   Dell Computer Corp.            1,760       86,790
   EMC Corp.                        940       72,321
   Emulex Corp.                     230       15,108
   Extreme Networks, Inc.           290       30,554
   International Business
      Machines Corp.                200       21,913
   NEC Corp. Sponsored ADR          100       15,850
   Network Appliances, Inc.         220       17,710
   Sun Microsystems Inc.            440       40,013

                                             504,882


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        36

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)

                                           Market
         Description           Shares       Value


 Common Stock (73.9%) (continued)
  Computer Software &
      Services (6.1%)
   Autodesk, Inc.                 1,950 $     67,641
   Automatic Data Processing        300       16,069
   Cadence Design Systems, Inc.     890       18,134
   Microsoft, Inc.                2,490      199,200
   New Era of Networks, Inc.        620       26,350
   Oracle Corp.                     940       79,019
   Realnetworks, Inc.               380       19,214
   Systeme, Anwendungen,
      Produkte AG0SP ADR            300       14,081
   Veritas Software, Inc.           590       62,393

                                             502,099

  Consumer Goods (0.1%)
   Unilever PLC-ADR                 202        5,075

                                               5,075

  E-Commerce (0.2%)
   Ticketmaster Online
      Citysearch Inc.               820       13,069

                                              13,069

  Electrical Equipment &
      Electronics (6.7%)
   Analog Devices, Inc.             280       21,280
   Applied Materials, Inc.          500       45,313
   Conexant Systems, Inc.           370       17,991
   Fujitsu Ltd. ADR                  74       12,834
   Hitachi LTD-Sponsored ADR        100       14,413
   Intel Corp.                    1,300      173,794
   JDS Uniphase Corp.               610       73,124
   Kyocera Corp. Sponsored ADR      100       17,181
   Matsushita Electric Industrial
      Co. LTD-ADR                   100       25,700
   PMC-Sierra Inc.                  140       24,876
   Sony Corp. ADR                   200       18,863
   ST Microelectronics N.V. ADR     400       25,675
   Xilinx Inc.                      940       76,669

                                             547,711

  Financial Services (3.3%)
   Associates First Capital Corp. 2,476 $     55,246
   Citigroup, Inc.                  850       51,213
   Federal National Mortgage
      Association                   510       26,616
   ING Groep N.V.
      Sponsored ADR                 607       40,973
   Orix Corporation
      Sponsored ADR                 120        9,023
   TD Waterhouse Group, Inc.        760       13,158
   Washington Mutual, Inc.        2,500       72,188

                                             268,414

Food, Beverage, Tobacco (1.0%)
   Anheuser-Busch
      Companies, Inc.               270       20,166
   Coca-Cola Co.                    340       19,529
   Groupe Danone
      Sponsored ADR                 400       10,775
   Pepsico, Inc.                    650       28,884

                                              79,354

Furniture & Apparel (6.1%)
   Hillenbrand Industries, Inc.   1,700       53,231
   Kellwood co.                   3,750       79,219
   Kimball International, Inc.
      Class "B"                   3,150       46,463
   La-Z-Boy, Inc.                 4,850       67,900
   Liz Claiborne, Inc.            3,200      112,800
   Reebok International *         8,800      140,250

                                             499,863

  Insurance (1.3%)
   American International Group     120       14,100
   AXA-UAP Sponsored ADR            400       31,825
   Ohio Casualty Corp.            5,800       61,625

                                             107,550


  Internet Services (1.9%)
   America Online, Inc.             670       35,343
   At Home Corp.                  1,010       20,958
   CNET Networks, Inc.            1,150       28,247
   Healtheon/WEBMD Corp.          1,010       14,961
   Lycos, Inc.                      700       37,800
   Yahoo!, Inc.                     140       16,704

                                             154,011

  Leisure Time (0.1%)
   Brunswick Corp.                  700       11,594

                                              11,594


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        37

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)

                                           Market
         Description           Shares       Value


 Common Stock (73.9%) (continued)
  Machinery (1.3%)
   Baldor Electric Co.            4,450 $     82,881
   Mannesmann AG
      Sponsored ADR                 100       23,964

                                             106,845

  Manufacturing (3.2%)
   Crane Co.                      1,750       42,547
   General Electric Co.           2,910      154,230
   Siemens AG                       174       26,152
   Trinity Industries             2,200       40,700

                                             263,629

  Medical Supply (1.2%)
   Acuson Corp.*                  2,750       37,125
   Johnson & Johnson                230       23,431
   McKesson HBOC, Inc.            1,700       35,594

                                              96,150

  Merchandising -
      Food & Drug (1.0%)
   Ito-Yokado Co. Ltd
      Sponsored ADR                 100        6,194
   Longs Drug Stores, Inc.        3,300       71,775

                                              77,969

  Metals & Mining (2.2%)
   AK Steel Holding Corp.         4,200       33,600
   ALCOA, Inc.                    1,800       52,200
   Cleveland-Cliffs, Inc.         1,800       46,463
   Phelps Dodge Corp.             1,200       44,625

                                             176,888

  Oil & Oil Services (3.3%)
   BP Amoco PLC
      Sponsored ADR                 300       16,969
   Cooper Cameron Corp.             350       23,100
   Royal Dutch Petroleum Co.        700       43,094
   Tidewater, Inc.                2,300       82,800
   Total Fina SA Sponsored ADR      300       23,100
   Valero Energy Corp.            2,500       79,375

                                             268,438

  Paper & Forest Products (0.3%)
   Wausau-Mosinee Paper Corp.     1,200       10,275
   Willamette Industries            500       13,625

                                              23,900

  Pharmaceutical (3.9%)
   American Home Products Corp.     250 $     14,688
   Bristol-Myers Squibb Co.       1,220       71,065
   Glaxo Wellcome PLC
      Sponsored ADR                 300       17,344
   Medimmune                        360       26,640
   Merck & Co.                    1,520      116,470
   Pfizer, Inc.                     570       27,360
   Pharmacia Corp.                  280       14,473
   Roche Holding Ltd. ADR           137       13,378
   Sepracor, Inc.                   120       14,475

                                             315,892

  Photography (0.2%)
   Fuji Photo Film
      Unsponsored ADR               200        8,475
   Olympus Optical Co., Ltd-ADR     400        7,184

                                              15,659

  Retail (2.8%)
   Home Depot, Inc.               1,360       67,915
   Lands' End, Inc. *             1,600       53,400
   Wal-Mart Stores, Inc.          1,920      110,640

                                             231,955

  Telecommunications (3.0%)
   Alcatel Alsthom CGE
      Sponsored ADR                 362       24,073
   British Telecom PLC
      Sponsored ADR                  82       10,845
   Cable & Wireless HKT
      Ltd. ADR                      200        4,300
   NTL Inc.                         260       15,568
   NTT Mobile Comm Network
      Sponsored ADR                 115       15,985
   Nextel Communications, Inc.      300       18,356
   Nippon Telegraph & Telephone
      Sponsored ADR                 300       20,513
   Nokia Corporation
      Sponsored ADR                 500       24,969
   Portugal Telecom SA ADR          200        2,250
   Telefonica SA ADR                406       26,009
   Tele Norte Leste
      Participacoes S.A.              8          189
   Vodafone Airtouch PLC
      Sponsored ADR                 300       12,431
   Worldcom, Inc.                 1,560       68,738

                                             244,225


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)

                                                               Market
                       Description                Shares        Value

  Common Stock (73.9%) (continued)
  Telecommunications Equipment (2.6%)
   ADC Telecommunications Inc.                        340 $    28,518
   American Tower Corp.0CL A                          340      14,174
   Ciena Corp.                                        130      21,669
   General Motors Class H0SHS                         210      18,428
   Lucent Technologies, Inc.                        1,460      86,505
   Qualcomm Inc.                                      660      39,600

                                                              208,893

  Transportation (1.2%)
   Alexander & Baldwin, Inc.                        2,100      46,331
   Norfolk Southern Corp.                           2,800      41,650
   Peninsular & Oriental Sponsored ADR                376       6,441

                                                               94,422

  Utilities (0.7%)
   PG & E Corp.                                     2,300      56,638

                                                               56,638

  Miscellaneous (1.7%)
   Hutchison Whampoa Ltd. ADR                         110       6,915
   Kelly Services, Inc. Class "A"                   2,800      64,750
   Kirin Brewery Co Unsponsored ADR                   100      12,725
   Koninklijke Phillips NV ADR                        400      19,000
   Secom Co., Ltd ADR                                 100      14,650
   UPM Kymmene Corp. Sponsored ADR                    173       4,433
   Vivendi Sponsored ADR                              900      15,948

                                                              138,421

   Total common stock (cost: $5,800,590)                    6,032,933


Money Market Mutual Funds (3.1%)
  Federated Investors Prime Obligation            250,000     250,000


      Total money market mutual funds                         250,000


Mutual Funds (4.1%)
  Federated High Yield Fund                        43,726     335,379


      Total mutual funds (cost: $400,000)                     335,379


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.
                                        39



                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                                Description               Rate          Date        Amount        Value

Long-Term Notes and Bonds (14.3%)
  U.S. Government & Agency Obligations (4.7%)
   Federal National Mortgage Association MTN                5.625%      05/14/04 $     25,000 $    23,817
   U.S. Treasury Bonds                                      8.000%      11/15/21       25,000      30,223
   U.S. Treasury Bonds                                      6.500%      11/15/26       50,000      52,227
   U.S. Treasury Notes                                      7.250%      05/15/04      200,000     206,282
   U.S. Treasury Notes                                      6.125%      08/15/07       25,000      24,832
   U.S. Treasury Inflation Indexed Bonds                   3.375%       01/15/07       53,096      50,922

                                                                                                  388,302

  Mortgage Backed Securities (5.8%)
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29       88,449      81,051
   Federal Home Loan Mortgage Corp. Gold Pool #C20300       6.500%      01/01/29       95,000      89,784
   Federal Home Loan Mortgage Corp. Gold Pool #E77962       6.500%      07/01/14       46,009      44,397
   FNMA Pool #511483                                        8.000%      09/01/29       74,993      75,290
   GNMA Pool #454007                                        6.500%      04/15/28       90,794      86,214
   GNMA Pool #521472                                        7.500%      01/15/30       99,653      98,971

                                                                                                  475,707

  Corporate Obligations (3.8%)
   Consumer Non-Durables (0.3%)
      Anheuser-Busch Cos. Inc. Debentures                  6.750%       12/15/27       25,000      22,093

                                                                                                   22,093

   Electric Utility (0.6%)
      Public Service New Mexico                             7.100%      08/01/05       25,000      23,668
      Texas-New Mexico Power                                6.250%      01/15/09       25,000      21,534

                                                                                                   45,202

   Energy (0.3%)
      Union Pacific Resources Debentures                    7.050%      05/15/18       25,000      22,622

                                                                                                   22,622



                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 2000
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

Long-Term Notes and Bonds (14.3%) (continued)
  Corporate Obligations (3.8%) (continued)
   Finance Company (0.9%)
      Ford Motor Credit Corp. Notes                         7.750%      11/15/02 $     25,000 $   $25,110
      PEMEX Finance                                         9.140%      08/15/04       50,000      51,010

                                                                                                   76,120

   Health Care (0.6%)
      Beckman Coulter                                       7.450%      03/04/08       25,000      22,768
      Boston Scientific                                     6.625%      03/15/05       25,000      22,735

                                                                                                   45,503

   Other Finance (0.3%)
      Osprey Trust                                          8.310%      01/15/03       25,000      25,095

                                                                                                   25,095

   Real Estate Investment Trust (REIT) (0.3%)
      Simon Property Group, Inc.                            6.750%      02/09/04       25,000      23,771

                                                                                                   23,771

   Telecommunications (0.5%)
      GTE Corp. Debentures                                  6.940%      04/15/28       25,000      22,129
      Sprint Capital Corp.                                  6.875%      11/15/28       25,000      21,732

                                                                                                   43,860


   Total long-term notes and bonds (cost: $1,193,227)                                           1,168,275

Cash and Cash Equivalents (4.6%)
  BONY Cash Reserve                                                                               371,967

      Total cash and cash equivalents (cost: $371,967)                                            371,967


  Total Investments (cost: $8,015,784)                                                        $ 8,158,553

   All investments are in United States enterprises.
   The accompanying notes are an integral part of the financial statements.

(This page is intentionally blank.)
                                42

                         NOTES TO FINANCIAL STATEMENTS

   1.    Summary of Significant Accounting Policies

   The AUL American Series Fund, Inc. (Fund) was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to separate investment portfolios consisting of the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Tactical Asset Allocation Portfolio (Tactical Asset), Conservative Investor Portfolio, Moderate Investor Portfolio and Aggressive Investor Portfolio, hereinafter, referred to as Portfolios. The Conservative Investor Portfolio, Moderate Investor Portfolio, and Aggressive Investor Portfolio are collectively referred to as the LifeStyle Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 10, 1990.

   Investments

   Securities traded on a national or international securities exchange are valued at the last trade price. Listed securities for which no sale was reported on the valuation date are valued at the latest bid price. Short-term notes are valued at amortized cost which approximates market value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price as quoted by one or more dealers who make a market in such securities. U.S. Government obligations are valued at the latest bid price; however, short term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates market value.
   The Money Market Portfolio securities are valued at amortized cost. The Fund's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) reviews this method of valuation to ensure that the portfolio securities are reflected at their fair value. Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   Income and Expense

   Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

   Foreign Currency Transactions

   The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

   Net realized foreign currency exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. net unrealized foreign currency translation gains or losses arise from changes in the value of assets and liabilities, other than portfolio securities, resulting from changes in the exchange rates.

   Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of portfolio securities are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

   Forward Foreign Currency Exchange Contracts

   The Tactical Asset and LifeStyle Portfolios may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Portfolios' exposure to foreign currency exchange rate fluctuations. When required, the Portfolios will segregate assets in an amount sufficient to cover their obligations under the hedge contracts. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Net Assets.

     The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract
     terms.   There  are  no  outstanding   forward  foreign  currency  exchange
     contracts.

     Deferred  Organization  Costs

     Expenses incurred by the Fund in connection with its organization have been capitalized and are amortized over five years on a straight-line basis.

     Taxes

     The fund qualifies as a regulated investment company under section M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all or substantially all federal income taxes.

     Dividend  and  Capital  Gain  Distributions

     For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For the Bond and Tactical Asset portfolios, a special "spill back" dividend was paid on April 14, 2000. During 2000, for all other portfolios, regular dividends from net investment income will be declared and paid annually. Distributions from net realized gains on investments are declared and paid at least annually for all portfolios.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Transactions with AUL
   As of June 30, 2000, AUL's investment at value in the Fund is:
                           Equity                    $  4,785,936
                           Tactical Asset Allocation      587,512
                           Conservative Investor        5,114,500
                           Moderate Investor            5,222,500
                           Aggressive Investor          5,374,500

                                                     $ 21,084,948

   The Fund has an investment advisory agreement with AUL to act as its investment advisor. AUL has a sub-advisory agreement with Dean Investment Associates (Dean) under which Dean acts as the Sub-Advisor to the Tactical Asset Allocation Portfolio. AUL also has a sub-advisory agreement with Credit Suisse Asset Management under which Credit Suisse Asset Management acts as the Sub-Advisor to a portion of the assets of the LifeStyle Portfolios.

   AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. For the six months ended June 30, 2000, AUL's investment advisory fee was reduced for the LifeStyle Portfolios. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding
   1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. AUL has increased its advisory fee by:
                                       2000     Total advisory fee recoverable

   Tactical Asset Allocation   $        166         $       12,078

   Under  the  Investment   Advisory   Agreement,   the  Investment  Adviser  is
   compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:
                           Equity                         0.50%
                           Money Market                   0.40%
                           Bond                           0.50%
                           Managed                        0.50%
                           Tactical Asset Allocation      0.80%
                           Conservative Investor          0.70%
                           Moderate Investor              0.70%
                           Aggressive Investor            0.70%

     AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fee incurred during the six months ended June 30, 2000, for all of the Portfolios was $798,801.

     As a result of certain Portfolio expenses exceeding 1% of the average daily net assets, AUL has reduced its investment advisory fee by: 2000 Previous Years Total

       Conservative Investor           20,203          75,209          95,412
       Moderate Investor               19,598          69,523          89,121
       Aggressive Investor             20,709          72,470          93,179

                                 $     60,510    $    217,202    $    277,712

   Certain directors of the Fund are officers of AUL.

     3.  Agreements with Banks

     The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, and as the fund accountant.

4. Investment Transactions
   Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2000, were:

                                                         Portfolio
                                      Equity     Money Market        Bond         Managed   Tactical Asset


   Common Stock:
  Purchases                       $   4,104,323  $           0  $           0 $   2,153,400 $     398,285
  Proceeds from sales                11,726,640              0              0     5,108,592       946,400
   Corporate Bonds:
     Purchases                                0              0      1,962,425       761,771             0
     Proceeds from sales                      0              0      3,788,002     1,793,628       288,815
   Government Bonds:
     Purchases                                0              0     12,186,886     7,846,383             0
     Proceeds from sales                      0              0     14,877,966     9,092,759             0

                              LifeStyle Portfolios

                                   Conservative    Moderate       Aggressive
                                     Investor      Investor        Investor


   Common Stock:
     Purchases                    $   1,242,543  $   1,899,057  $   2,478,098
     Proceeds from sales              1,018,993      2,038,444      2,860,227
   Corporate Bonds:
     Purchases                          100,429         96,612         73,413
     Proceeds from sales                150,113        100,075         50,038
   Government Bonds:
     Purchases                        2,097,188        983,511        567,514
     Proceeds from sales              1,302,606        679,169        351,324

5. Authorized Capital Shares
   The Fund has 400,000,000 authorized shares of $.001 par value capital stock, which includes 20,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:
                          Equity Portfolio                    20,000,000
                          Money Market Portfolio             200,000,000
                          Bond Portfolio                      20,000,000
                          Managed Portfolio                   40,000,000
                          Tactical Asset Allocation Portfolio 25,000,000
                          Conservative Investor Portfolio     25,000,000
                          Moderate Investor Portfolio         25,000,000
                          Aggressive Investor Portfolio       25,000,000

                                                             380,000,000

6.    Net Assets
Net Assets at June 30, 2000, are:


                                                                  Portfolio

                                      Equity     Money Market        Bond         Managed   Tactical Asset


   Proceeds from shares sold
     and reinvested distributions $ 150,543,614  $ 651,446,860  $ 139,480,924 $ 120,920,190 $   7,805,505
   Cost of shares redeemed          (75,163,585)  (533,834,935)   (91,176,348)  (60,392,930)   (3,795,682)
   Undistributed net investment
     income                             754,685              0      1,378,837     1,178,877       (46,560)
   Undistributed net realized
     gain (loss)                      3,304,690              0       (895,813)    1,194,853       116,045
   Unrealized appreciation
     (depreciation)                  (3,809,164)             0     (1,371,942)   (1,975,316)      (32,163)

                                  $  75,630,240  $ 117,611,925  $  47,415,658 $  60,925,674 $   4,047,145


                              LifeStyle Portfolios

                                   Conservative    Moderate       Aggressive
                                     Investor      Investor        Investor


   Proceeds from shares sold
     and reinvested distributions $   8,547,532  $   8,411,629  $   8,559,801
   Cost of shares redeemed             (878,510)      (728,067)    (1,007,132)
   Undistributed net investment
     income                             143,839        108,777         71,766
   Undistributed net realized
     gain                               187,172        279,853        393,459
   Unrealized appreciation
     (depreciation)                    (123,684)       (28,344)       142,770

                                  $   7,876,349  $   8,043,848  $   8,160,664


   7.    Unrealized Appreciation (Depreciation)
   Unrealized Appreciation (Depreciation) for tax purposes at June 30, 2000, are:

                                                                  Portfolio

                                      Equity     Money Market        Bond         Managed   Tactical Asset


     Appreciation                 $   9,159,748  $           0  $     183,320 $   4,522,701 $   310,479
     Depreciation                   (12,968,912)             0     (1,555,262)   (6,498,017)   (342,642)

                                  $  (3,809,164)             0     (1,371,942)   (1,975,316)   (32,163)


                              LifeStyle Portfolios

                                   Conservative    Moderate       Aggressive
                                     Investor      Investor        Investor


     Appreciation                 $     425,433  $     631,798  $     876,225
     Depreciation                      (549,117)      (660,142)      (733,455)

                                  $    (123,684)       (28,344)       142,770



   8.    Net Shareholders
   Shares outstanding at June 30, 2000, are:

                                                                  Portfolio

                                      Equity     Money Market        Bond         Managed   Tactical Asset


   AUL                            $     309,609  $           0  $           0 $           0 $      50,001
   Dean Investment Associates                 0              0              0             0        50,000
   AUL American Unit Trust            2,204,315     22,218,065      1,228,291     1,875,866         4,408
   AUL Group Retirement Annuity
     Separate Account I                       0              0              0             0             0
   AUL Group Retirement Annuity
     Separate Account II              1,908,434     86,350,886      2,738,229     2,364,788        20,227
   AUL American Individual
     Unit Trust                         439,776      6,710,752        492,347       485,944       219,789
   AUL American Individual
     Variable Annuity Unit Trust         15,175      1,659,968         54,644        34,519            0
   AUL American Individual
     Variable Life Unit Trust            15,411        672,254         38,017         6,859            0

                                      4,892,720    117,611,925      4,551,528     4,767,976       344,425



                              LifeStyle Portfolios

                                   Conservative    Moderate       Aggressive
                                     Investor      Investor        Investor


   AUL                            $     500,000  $     500,000  $     500,000
   Dean Investment Associates                 0              0              0
   AUL American Unit Trust               20,605         34,710         21,276
   AUL Group Retirement Annuity
     Separate Account I                  44,186         40,952         60,718
   AUL Group Retirement Annuity
     Separate Account II                205,221        194,477        177,185
   AUL American Individual
     Unit Trust                               0              0              0
   AUL American Individual
     Variable Annuity Unit Trust              0              0              0
   AUL American Individual
     Variable Life Unit Trust                 0              0              0

                                        770,012        770,139        759,179


   9.    Federal Tax Information (unaudited)
   As of December 31, 1999, the following funds have capital loss carry forwards which are available to offset future capital gains, if any.
                           Bond                      $   (536,174)
                           Tactical Asset Allocation     (116,484)

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.


                                                              Equity Portfolio

                                    Six months
                                       ended                          For years ended
                                   June 30, 2000
                                    (unaudited)   Dec. 31, 1999 Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996


   Per share data:
   Investment Income              $        0.20  $         0.45       $  0.48        $ 0.42        $ 0.39
   Expense                                 0.05            0.13          0.13          0.13          0.11

   Net investment income                   0.15            0.32          0.35          0.29          0.28

   Net gain (loss) on investments         (0.75)          (0.55)         1.23          4.64          2.44

   Shareholder distributions:
     Net investment income                    0           (0.32)        (0.35)        (0.30)       (0.28)
     Realized gain                            0           (3.66)        (1.99)        (0.25)           0


   Net increase (decrease)                (0.60)          (4.21)        (0.76)         4.38          2.44
   Net asset value at
     beginning of period                  16.06           20.27         21.03         16.65         14.21

   Net asset value at end of period $     15.46        $  16.06      $  20.27       $ 21.03       $ 16.65



   Ratio to average net assets:*
     Expenses                               0.62%          0.63%         0.62%         0.66%         0.70%
     Net investment income                  1.94%          1.54%         1.61%         1.52%         1.81%

   Total return**                          (3.7%)          (0.9%)         7.1%         29.6%         19.2%

   Portfolio turnover rate                    5%             32%           23%            9%           11%

   Shares outstanding                  4,892,720       5,518,654     4,710,131      3,816,406     3,042,989

 *Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.


   The per share amounts are based on shares outstanding throughout the year.


                                                           Money Market Portfolio

                                    Six months
                                       ended                           For years ended
                                   June 30, 2000
                                    (unaudited)   Dec. 31, 1999 Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996


   Per share data:
   Investment Income              $        0.03  $         0.06       $  0.06        $ 0.06        $ 0.06
   Expense                                    0            0.01          0.01          0.01          0.01

   Net investment income                   0.03            0.05          0.05          0.05          0.05

     Net gain (loss) on investments           0               0             0             0             0

   Shareholder distributions:
     Net investment income                (0.03)          (0.05)        (0.05)        (0.05)        (0.05)
     Realized gain                            0               0             0             0             0


     Net increase (decrease)                  0               0             0             0             0
   Net asset value at
     beginning of period                   1.00             1.00          1.00          1.00          1.00

   Net asset value at end of period  $     1.00          $  1.00       $  1.00        $ 1.00        $ 1.00



   Ratio to average net assets:*
     Expenses                               0.50%           0.55%         0.61%         0.66%         0.70%
     Net investment income                  5.52%           4.60%         4.82%         4.83%         4.64%

   Total return**                           2.8%            4.6%           4.9%          4.9%          4.6%

   Portfolio turnover rate                    0               0             0              0             0

   Shares outstanding               117,611,925       126,531,816    82,055,253     55,756,942    40,227,475

 *Annualized
**Total return for periods less than one year are not  annualized.  Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.
                                        52


   The per share amounts are based on shares outstanding throughout the year.


                                                               Bond Portfolio

                                    Six months
                                       ended                           For years ended
                                   June 30, 2000
                                    (unaudited)   Dec. 31, 1999 Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996


   Per share data:
   Investment Income              $        0.37  $          0.68          $  0.67     $ 0.67        $ 0.70
   Expense                                 0.03             0.07             0.07       0.07          0.08

   Net investment income                   0.34             0.61             0.60       0.60          0.62

   Net gain (loss) on investments         (0.01)            (0.74)           0.36       0.25         (0.39)

   Shareholder distributions:
     Net investment income                    0            (0.61)           (0.60)     (0.59)        (0.63)
     Realized gain                            0                0            (0.21)     (0.23)        (0.01)


   Net increase (decrease)                 0.33             (0.74)           0.15       0.03         (0.41)
   Net asset value at
     beginning of period                  10.09             10.83           10.68      10.65         11.06

   Net asset value at end of period   $   10.42          $  10.09        $  10.83    $ 10.68       $ 10.65



   Ratio to average net assets:*
     Expenses                               0.62%            0.62%         0.62%        0.67%         0.71%
     Net investment income                  6.46%            5.68%         5.48%        5.53%         5.85%

   Total return**                           3.6%            (1.1%)          8.8%         7.9%          2.2%

   Portfolio turnover rate                 32%                93%          132%          107%           62%

   Shares outstanding                 4,551,528          4,490,799     4,624,949     3,252,044     2,648,089

 *Annualized
**Total return for periods less than one year are not  annualized.  Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.
                                        53

   The per share amounts are based on shares outstanding throughout the year.


                                                              Managed Portfolio

                                    Six months
                                       ended                           For years ended
                                   June 30, 2000
                                    (unaudited)   Dec. 31, 1999 Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996


   Per share data:
   Investment Income              $        0.29  $         0.59        $  0.61        $ 0.58        $ 0.53
   Expense                                 0.04            0.10           0.10          0.10          0.09

   Net investment income                   0.25            0.49           0.51          0.48          0.44

   Net gain (loss) on investments         (0.28)          (0.71)          0.79          2.34          1.01

   Shareholder distributions:
     Net investment income                    0           (0.50)          (0.51)        (0.48)        (0.44)
     Realized gain                            0           (1.60)          (0.99)        (0.41)        (0.03)


   Net increase (decrease)                (0.03)            (2.32)         (0.20)        1.93          0.98
   Net asset value at
     beginning of period                  12.81             15.13          15.33         13.40         12.42

   Net asset value at end of period    $  12.78          $  12.81       $  15.13       $ 15.33       $ 13.40



   Ratio to average net assets:*
     Expenses                               0.62%            0.62%         0.62%         0.67%         0.70%
     Net investment income                  3.78%            3.25%         3.27%         3.27%         3.43%

   Total return**                          (0.3%)           (0.8%)         8.3%          21.0%         11.8%

   Portfolio turnover rate                   18%              49%           63%            27%           34%

   Shares outstanding                 4,767,976         5,370,417     4,832,940      3,945,223     3,215,189

*Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.


The per share amounts are based on shares outstanding throughout the year.


                                                     Tactical Asset Allocation Portfolio


                                    Six months
                                       ended                           For years ended
                                   June 30, 2000
                                    (unaudited)   Dec. 31, 1999 Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996


   Per share data:
   Investment Income              $        0.28  $           0.49    $    0.47        $ 0.41        $ 0.39
   Expense                                 0.07              0.13         0.13          0.13          0.11

   Net investment income                   0.21              0.36         0.34          0.28          0.28

   Net gain (loss) on investments         (0.23)            (0.81)        0.58          1.75          1.38

   Shareholder distributions:
     Net investment income                (0.35)            (0.36)        (0.34)        (0.28)        (0.28)
     Realized gain                            0                 0         (0.09)        (0.96)        (0.17)


   Net increase (decrease)                (0.37)            (0.81)         0.49          0.79          1.21
   Net asset value at
     beginning of period                  12.12             12.93         12.44         11.65         10.44

   Net asset value at end of period $     11.75          $  12.12      $  12.93       $ 12.44       $ 11.65



   Ratio to average net assets:*
     Expenses                               0.98%               0.99%         1.00%         1.00%         1.00%
     Expenses before expense
      reduction                             1.00%               0.99%         1.01%         1.30%         1.06%
     Net investment income                  3.20%               2.78%         2.64%         2.24%         2.62%

   Total return**                          (0.5%)               (3.1%)        7.2%          15.5%         15.7%

   Portfolio turnover rate                    9%                  77%           41%            52%          25%

   Shares outstanding                   344,425               425,157       500,212        357,897       184,046

 *Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.


                                         Conservative Investor Portfolio

                                    Six months
                                       ended        For Year    March 31, 1998
                                   June 30, 2000      Ended     (commencement)
                                    (unaudited)   Dec. 31, 1999to Dec. 31, 1998


   Per share data:
   Investment Income              $         0.23  $       0.44  $        0.31
   Expense                                  0.05          0.10           0.09

   Net investment income                    0.18          0.34           0.22

   Net gain on investments                 (0.10)         0.27           0.37

   Shareholder distributions:
   Net investment income                      0          (0.34)         (0.22)
   Realized gain                              0          (0.42)         (0.07)


   Net increase (decrease)                  0.08         (0.15)          0.30
   Net asset value at
     beginning of period                   10.15         10.30          10.00

   Net asset value at end of period  $     10.23   $     10.15    $     10.30



   Ratio to average net assets:*
     Expenses                              1.00%          0.95%         0.95%
     Expenses before expense
      reduction                            1.56%          1.78%         1.35%
     Net investment income                 4.00%          3.23%         2.21%

   Total return**                           0.8%           5.8%          5.8%

   Portfolio turnover rate                   37%            72%           82%

   Shares outstanding                    770,012        641,290       609,958

  *Annualized
**Total return for periods less than one year are not  annualized.  Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.
                                        56



                        FINANCIAL HIGHLIGHTS (continued)

   The per share amounts are based on shares outstanding throughout the year.


                                           Moderate Investor Portfolio

                                    Six months
                                       ended        For Year    March 31, 1998
                                   June 30, 2000      Ended     (commencement)
                                    (unaudited)   Dec. 31, 1999to Dec. 31, 1998


   Per share data:
   Investment Income              $         0.19  $       0.36  $        0.25
   Expense                                  0.05          0.11           0.09

   Net investment income                    0.14          0.25           0.16

   Net gain on investments                 (0.18)         0.63           0.36

   Shareholder distributions:
   Net investment income                      0          (0.25)         (0.16)
   Realized gain                              0          (0.46)         (0.04)


   Net increase (decrease)                 (0.04)         0.17           0.32
   Net asset value at
     beginning of period                   10.49         10.32          10.00

   Net asset value at end of period  $     10.45   $     10.49    $     10.32



   Ratio to average net assets:
     Expenses                              1.00%          1.00%         0.94%
     Expenses before expense
      reduction                            1.50%          1.65%         1.34%
     Net investment income                 2.82%          2.33%         1.62%

   Total return**                         (0.4%)           8.2%          5.1%

   Portfolio turnover rate                   39%            74%           60%

   Shares outstanding                    770,139        744,762       659,392

 *Annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.

   The per share amounts are based on shares outstanding throughout the year.


                                          Aggressive Investor Portfolio

                                    Six months
                                       ended        For Year    March 31, 1998
                                   June 30, 2000      Ended     (commencement)
                                    (unaudited)   Dec. 31, 1999to Dec. 31, 1998


   Per share data:
   Investment Income              $         0.15  $       0.26  $        0.18
   Expense                                  0.05          0.10           0.09

   Net investment income                    0.10          0.16           0.09

   Net gain (loss) on investments          (0.22)         1.09           0.41

   Shareholder distributions:
   Net investment income                      0          (0.16)         (0.09)
   Realized gain                              0          (0.59)         (0.04)


   Net increase (decrease)                 (0.12)         0.50           0.37
   Net asset value at
     beginning of period                   10.87         10.37          10.00

   Net asset value at end of period  $     10.75   $     10.87    $     10.37



   Ratio to average net assets:*
     Expenses                              1.00%          0.96%         0.95%
     Expenses before expense
      reduction                            1.54%          1.67%         1.34%
     Net investment income                 1.86%          1.50%         0.94%

   Total return**                         (1.1%)          11.7%          5.0%

   Portfolio turnover rate                   42%            76%           50%

   Shares outstanding                    759,179        726,947       644,280

     *Annualized
   **Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any. The accompanying notes are an integral part of the financial statements.
                                        58

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                                        59

(This page is intentionally blank.)

American United Life Insurance Company
P.O. Box 368
Indianapolis, Indiana  46206-0368
www.aul.com

P-113959C (6/00)